UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 84.7%

COMMON STOCKS - 84.7%

Aerospace & Defense - 4.2%
Boeing Co. (The)(a)	112	36,723
BWX Technologies, Inc.(a)	595	37,800
Curtiss-Wright Corp.	280	37,820
Harris Corp.(a)	231	37,256
HEICO Corp.(a)	434	37,675
KLX, Inc.*	532	37,804
Northrop Grumman Corp.	105	36,658
Raytheon Co.	175	37,768
Spirit AeroSystems Holdings, Inc., Class A	448	37,498
Teledyne Technologies, Inc.*	203	37,995
		374,997
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	371	37,772

Auto Components - 1.3%
Aptiv plc(a)	441	37,472
Autoliv, Inc.	259	37,798
Dana, Inc.(a)	1,456	37,507
		112,777
Banks - 4.7%
Bank of America Corp.(a)	1,260	37,787
CIT Group, Inc.(a)	728	37,492
Citigroup, Inc.(a)	546	36,855
Comerica, Inc.(a)	392	37,605
East West Bancorp, Inc.(a)	602	37,649
Fifth Third Bancorp	1,190	37,783
JPMorgan Chase & Co.(a)	343	37,720
PNC Financial Services Group, Inc. (The)	252	38,112
Regions Financial Corp.	2,037	37,847
SVB Financial Group*	154	36,962
TCF Financial Corp.	1,652	37,682
		413,494
Beverages - 0.4%
Brown-Forman Corp., Class B(a)	693	37,699

Biotechnology - 2.9%
AbbVie, Inc.(a)	399	37,765
Agios Pharmaceuticals, Inc.*(a)	462	37,782
Alnylam Pharmaceuticals, Inc.*(a)	308	36,683
Bluebird Bio, Inc.*(a)	217	37,053
Exact Sciences Corp.*(a)	924	37,265
Neurocrine Biosciences, Inc.*	448	37,153
Vertex Pharmaceuticals, Inc.*	231	37,648
		261,349
Building Products - 0.4%
Owens Corning	462	37,145

Capital Markets - 8.1%
Ameriprise Financial, Inc.(a)	252	37,281
BGC Partners, Inc., Class A(a)	2,863	38,507
BlackRock, Inc.(a)	70	37,920
Cboe Global Markets, Inc.(a)	329	37,539
Charles Schwab Corp. (The)	728	38,016
CME Group, Inc.(a)	238	38,494
E*TRADE Financial Corp.*(a)	693	38,399
Eaton Vance Corp.(a)	679	37,800
Federated Investors, Inc., Class B(a)	1,141	38,109
Lazard Ltd., Class A	721	37,896
LPL Financial Holdings, Inc.	616	37,619
Moody's Corp.	231	37,260
Morgan Stanley	700	37,772
MSCI, Inc.	252	37,667
S&P Global, Inc.	196	37,448
SEI Investments Co.	511	38,279
State Street Corp.	378	37,698
T. Rowe Price Group, Inc.	350	37,790
TD Ameritrade Holding Corp.(a)	644	38,144
		719,638
Chemicals - 2.6%
Chemours Co. (The)(a)	777	37,848
FMC Corp.(a)	490	37,519
Huntsman Corp.(a)	1,288	37,674
Praxair, Inc.	259	37,374
Sherwin-Williams Co. (The)	98	38,428
Westlake Chemical Corp.	336	37,346
		226,189
Commercial Services & Supplies - 1.3%
Brink's Co. (The)(a)	525	37,459
Copart, Inc.*(a)	735	37,433
Rollins, Inc.	735	37,507
		112,399
Communications Equipment - 0.9%
Arista Networks, Inc.*(a)	147	37,529
Palo Alto Networks, Inc.*	210	38,119
		75,648
Consumer Finance - 1.3%
Ally Financial, Inc.(a)	1,393	37,820
American Express Co.(a)	399	37,219
Credit Acceptance Corp.*(a)	112	37,006
		112,045
Containers & Packaging - 0.4%
Avery Dennison Corp.(a)	357	37,931

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*(a)	805	38,278
Grand Canyon Education, Inc.*	357	37,456
		75,734

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Diversified Financial Services - 0.4%
Voya Financial, Inc.	749	37,825

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	784	37,491

Electric Utilities - 1.3%
Exelon Corp.	966	37,684
FirstEnergy Corp.(a)	1,106	37,615
NextEra Energy, Inc.	231	37,729
		113,028
Electrical Equipment - 0.4%
AMETEK, Inc.(a)	490	37,225

Electronic Equipment, Instruments & Components - 2.5%
Cognex Corp.(a)	714	37,121
IPG Photonics Corp.*(a)	161	37,574
National Instruments Corp.	742	37,523
TE Connectivity Ltd.	378	37,762
Universal Display Corp.	371	37,471
Zebra Technologies Corp., Class A*	273	37,999
		225,450
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.(a)	259	37,643
SBA Communications Corp.*	217	37,090
		74,733
Food Products - 0.4%
Lamb Weston Holdings, Inc.	651	37,901

Health Care Equipment & Supplies - 1.7%
ABIOMED, Inc.*(a)	126	36,665
Align Technology, Inc.*(a)	147	36,916
Haemonetics Corp.*	511	37,385
Intuitive Surgical, Inc.*(a)	91	37,567
		148,533
Health Care Providers & Services - 1.7%
Anthem, Inc.(a)	168	36,910
Centene Corp.*(a)	357	38,153
Chemed Corp.(a)	140	38,200
Molina Healthcare, Inc.*	462	37,505
		150,768
Hotels, Restaurants & Leisure - 3.0%
Hilton Grand Vacations, Inc.*(a)	868	37,341
Hilton Worldwide Holdings, Inc.(a)	476	37,490
Las Vegas Sands Corp.	525	37,747
Marriott International, Inc., Class A	273	37,123
Marriott Vacations Worldwide Corp.	280	37,296
Wyndham Worldwide Corp.	329	37,647
Wynn Resorts Ltd.	210	38,296
		262,940
Household Durables - 0.9%
DR Horton, Inc.(a)	861	37,746
NVR, Inc.*	14	39,200
		76,946
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	1,232	37,613
Vistra Energy Corp.*	1,813	37,765
		75,378
Insurance - 3.8%
Aflac, Inc.(a)	861	37,677
American Financial Group, Inc.(a)	336	37,706
First American Financial Corp.(a)	644	37,790
FNF Group(a)	945	37,819
Hanover Insurance Group, Inc. (The)	322	37,961
Kemper Corp.	651	37,107
Primerica, Inc.	392	37,867
Progressive Corp. (The)	616	37,533
Willis Towers Watson plc	245	37,286
		338,746
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*(a)	28	40,526
Liberty Interactive Corp. QVC Group, Class A*	1,505	37,881
Netflix, Inc.*	126	37,214
Wayfair, Inc., Class A*	553	37,344
		152,965
Internet Software & Services - 1.7%
CoStar Group, Inc.*(a)	105	38,081
GrubHub, Inc.*(a)	371	37,645
IAC/InterActiveCorp*(a)	238	37,219
Twitter, Inc.*	1,302	37,771
		150,716
IT Services - 4.2%
Broadridge Financial Solutions, Inc.(a)	343	37,624
DXC Technology Co.(a)	371	37,297
EPAM Systems, Inc.*(a)	329	37,677
Global Payments, Inc.(a)	336	37,471
Mastercard, Inc., Class A	217	38,010
PayPal Holdings, Inc.*	490	37,176
Square, Inc., Class A*	763	37,539
Total System Services, Inc.	434	37,437
Visa, Inc., Class A	315	37,680
WEX, Inc.*	238	37,275
		375,186
Leisure Products - 0.4%
Polaris Industries, Inc.	329	37,677

Life Sciences Tools & Services - 1.3%
Illumina, Inc.*(a)	161	38,064
PerkinElmer, Inc.	490	37,103

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

PRA Health Sciences, Inc.*	448	37,166
		112,333
Machinery - 2.1%
Caterpillar, Inc.(a)	252	37,140
Deere & Co.(a)	245	38,053
Graco, Inc.(a)	819	37,445
IDEX Corp.(a)	266	37,907
Xylem, Inc.	490	37,691
		188,236
Media - 0.8%
Live Nation Entertainment, Inc.*	889	37,463
New York Times Co. (The), Class A	1,561	37,620
		75,083
Metals & Mining - 1.3%
Alcoa Corp.*(a)	826	37,137
Allegheny Technologies, Inc.*(a)	1,582	37,462
Freeport-McMoRan, Inc.*	2,156	37,881
		112,480
Multiline Retail - 0.4%
Kohl's Corp.	567	37,144

Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	749	37,630
Vectren Corp.	588	37,585
		75,215
Oil, Gas & Consumable Fuels - 4.3%
Andeavor(a)	378	38,012
Cheniere Energy, Inc.*	707	37,789
Chevron Corp.(a)	329	37,519
ConocoPhillips(a)	637	37,768
Diamondback Energy, Inc.*(a)	301	38,082
HollyFrontier Corp.(a)	777	37,964
Marathon Petroleum Corp.	518	37,871
PBF Energy, Inc., Class A	1,113	37,731
Phillips 66	392	37,601
Valero Energy Corp.	406	37,664
		378,001
Personal Products - 0.8%
Estee Lauder Cos., Inc. (The), Class A(a)	252	37,729
Herbalife Ltd.*	385	37,526
		75,255
Pharmaceuticals - 0.9%
Catalent, Inc.*(a)	917	37,652
Nektar Therapeutics*	357	37,935
		75,587
Professional Services - 0.4%
TransUnion*	665	37,759

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A*(a)	805	38,012
Jones Lang LaSalle, Inc.(a)	217	37,897
		75,909
Road & Rail - 0.9%
Avis Budget Group, Inc.*	798	37,379
Old Dominion Freight Line, Inc.	259	38,065
		75,444
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.(a)	672	37,370
Entegris, Inc.(a)	1,064	37,027
First Solar, Inc.*(a)	525	37,265
Lam Research Corp.	182	36,975
Micron Technology, Inc.*	728	37,958
MKS Instruments, Inc.	322	37,239
NVIDIA Corp.	161	37,286
ON Semiconductor Corp.*	1,554	38,011
Teradyne, Inc.	819	37,436
		336,567
Software - 4.2%
Activision Blizzard, Inc.(a)	553	37,305
Adobe Systems, Inc.*(a)	175	37,814
ANSYS, Inc.*(a)	238	37,292
Electronic Arts, Inc.*	308	37,342
Paycom Software, Inc.*	350	37,586
Red Hat, Inc.*	252	37,677
ServiceNow, Inc.*	224	37,061
Splunk, Inc.*	378	37,191
Tableau Software, Inc., Class A*(a)	462	37,339
Take-Two Interactive Software, Inc.*	378	36,961
		373,568
Specialty Retail - 2.1%
Aaron's, Inc.	805	37,513
Best Buy Co., Inc.(a)	532	37,235
Five Below, Inc.*(a)	518	37,990
Gap, Inc. (The)(a)	1,211	37,783
Urban Outfitters, Inc.*	1,022	37,773
		188,294
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	602	37,137

Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp.*(a)	420	37,813
Michael Kors Holdings Ltd.*	609	37,807
PVH Corp.	252	38,160
Skechers U.S.A., Inc., Class A*	966	37,568
VF Corp.	504	37,356
		188,704
Trading Companies & Distributors - 0.4%
United Rentals, Inc.*	217	37,482

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Water Utilities - 0.8%
American Water Works Co., Inc.(a)	455	37,369
Aqua America, Inc.	1,092	37,194
		74,563
TOTAL COMMON STOCKS (Cost $7,188,688)		7,523,086

TOTAL LONG POSITIONS (Cost $7,188,688)		7,523,086

SHORT POSITIONS - (84.6)%

COMMON STOCKS - (84.6)%

Aerospace & Defense - (0.4)%
Arconic, Inc.	(1,624)	(37,417)

Air Freight & Logistics - (0.4)%
United Parcel Service, Inc., Class B	(357)	(37,364)

Airlines - (0.9)%
Alaska Air Group, Inc.	(609)	(37,734)
Spirit Airlines, Inc.*	(994)	(37,553)
		(75,287)
Auto Components - (1.3)%
Adient plc	(630)	(37,649)
Goodyear Tire & Rubber Co. (The)	(1,407)	(37,398)
Tenneco, Inc.	(686)	(37,641)
		(112,688)
Automobiles - (0.4)%
Harley-Davidson, Inc.	(875)	(37,520)

Banks - (1.7)%
Bank of the Ozarks, Inc.	(777)	(37,506)
FNB Corp.	(2,793)	(37,566)
Home BancShares, Inc.	(1,631)	(37,203)
United Bankshares, Inc.	(1,064)	(37,506)
		(149,781)
Beverages - (0.4)%
Molson Coors Brewing Co., Class B	(497)	(37,439)

Biotechnology - (4.2)%
ACADIA Pharmaceuticals, Inc.*	(1,645)	(36,963)
Alexion Pharmaceuticals, Inc.*	(336)	(37,451)
BioMarin Pharmaceutical, Inc.*	(462)	(37,455)
Celgene Corp.*	(420)	(37,468)
Incyte Corp.*	(448)	(37,332)
Portola Pharmaceuticals, Inc.*	(1,141)	(37,265)
Regeneron Pharmaceuticals, Inc.*	(112)	(38,568)
Seattle Genetics, Inc.*	(700)	(36,638)
TESARO, Inc.*	(651)	(37,198)
United Therapeutics Corp.*	(336)	(37,753)
		(374,091)
Building Products - (0.8)%
Johnson Controls International plc	(1,064)	(37,495)
USG Corp.*	(924)	(37,348)
		(74,843)
Chemicals - (3.0)%
Mosaic Co. (The)	(1,540)	(37,391)
NewMarket Corp.	(91)	(36,553)
RPM International, Inc.	(791)	(37,707)
Scotts Miracle-Gro Co. (The)	(441)	(37,816)
Sensient Technologies Corp.	(532)	(37,548)
Valvoline, Inc.	(1,708)	(37,798)
WR Grace & Co.	(609)	(37,289)
		(262,102)
Commercial Services & Supplies - (0.8)%
Deluxe Corp.	(504)	(37,301)
Stericycle, Inc.*	(637)	(37,284)
		(74,585)
Communications Equipment - (2.1)%
ARRIS International plc*	(1,414)	(37,570)
Ciena Corp.*	(1,449)	(37,529)
CommScope Holding Co., Inc.*	(945)	(37,772)
F5 Networks, Inc.*	(259)	(37,454)
Juniper Networks, Inc.	(1,547)	(37,638)
		(187,963)
Construction & Engineering - (1.3)%
AECOM*	(1,043)	(37,162)
Quanta Services, Inc.*	(1,092)	(37,510)
Valmont Industries, Inc.	(259)	(37,892)
		(112,564)
Construction Materials - (1.3)%
Eagle Materials, Inc.	(364)	(37,510)
Martin Marietta Materials, Inc.	(182)	(37,729)
Vulcan Materials Co.	(329)	(37,562)
		(112,801)
Consumer Finance - (0.4)%
Navient Corp.	(2,870)	(37,654)

Containers & Packaging - (2.1)%
Ball Corp.	(945)	(37,526)
Bemis Co., Inc.	(861)	(37,471)
Crown Holdings, Inc.*	(749)	(38,012)
Sealed Air Corp.	(882)	(37,741)
Sonoco Products Co.	(777)	(37,684)
		(188,434)
Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(2,289)	(37,608)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Electric Utilities - (2.1)%
Edison International	(595)	(37,878)
PG&E Corp.	(861)	(37,824)
PPL Corp.	(1,330)	(37,626)
Southern Co. (The)	(840)	(37,514)
Westar Energy, Inc.	(714)	(37,549)
		(188,391)
Electrical Equipment - (0.9)%
Acuity Brands, Inc.	(273)	(37,999)
EnerSys	(532)	(36,905)
		(74,904)
Electronic Equipment, Instruments & Components - (1.7)%
Avnet, Inc.	(903)	(37,709)
Belden, Inc.	(546)	(37,641)
SYNNEX Corp.	(315)	(37,296)
Tech Data Corp.*	(441)	(37,543)
		(150,189)
Energy Equipment & Services - (1.7)%
Baker Hughes a GE Co.	(1,337)	(37,129)
Ensco plc, Class A	(8,498)	(37,306)
Patterson-UTI Energy, Inc.	(2,149)	(37,629)
Weatherford International plc*	(16,359)	(37,462)
		(149,526)
Equity Real Estate Investment Trusts (REITs) - (17.4)%
Acadia Realty Trust	(1,547)	(38,056)
American Campus Communities, Inc.	(980)	(37,848)
American Homes 4 Rent, Class A	(1,862)	(37,389)
Boston Properties, Inc.	(308)	(37,952)
Brixmor Property Group, Inc.	(2,464)	(37,576)
Colony NorthStar, Inc., Class A	(6,692)	(37,609)
DDR Corp.	(5,117)	(37,508)
Education Realty Trust, Inc.	(1,148)	(37,597)
EPR Properties	(679)	(37,617)
Equity Commonwealth*	(1,225)	(37,571)
Federal Realty Investment Trust	(322)	(37,387)
GGP, Inc.	(1,827)	(37,380)
Gramercy Property Trust	(1,715)	(37,267)
HCP, Inc.	(1,624)	(37,725)
Highwoods Properties, Inc.	(868)	(38,036)
Hospitality Properties Trust	(1,484)	(37,605)
Hudson Pacific Properties, Inc.	(1,155)	(37,572)
Kimco Realty Corp.	(2,618)	(37,699)
Macerich Co. (The)	(672)	(37,645)
National Retail Properties, Inc.	(959)	(37,650)
Omega Healthcare Investors, Inc.	(1,393)	(37,667)
Outfront Media, Inc.	(2,009)	(37,649)
Paramount Group, Inc.	(2,646)	(37,679)
Physicians Realty Trust	(2,415)	(37,602)
Public Storage	(189)	(37,874)
Realty Income Corp.	(728)	(37,659)
Regency Centers Corp.	(644)	(37,983)
Retail Properties of America, Inc., Class A	(3,220)	(37,545)
Sabra Health Care REIT, Inc.	(2,128)	(37,559)
Simon Property Group, Inc.	(245)	(37,816)
SL Green Realty Corp.	(385)	(37,279)
Spirit Realty Capital, Inc.	(4,830)	(37,481)
Tanger Factory Outlet Centers, Inc.	(1,666)	(36,652)
Taubman Centers, Inc.	(658)	(37,447)
Uniti Group, Inc.	(2,324)	(37,765)
Urban Edge Properties	(1,729)	(36,914)
Ventas, Inc.	(770)	(38,138)
VEREIT, Inc.	(5,460)	(38,002)
Vornado Realty Trust	(560)	(37,688)
Weingarten Realty Investors	(1,337)	(37,543)
Welltower, Inc.	(693)	(37,720)
		(1,542,351)
Food & Staples Retailing - (1.3)%
CVS Health Corp.	(602)	(37,450)
Kroger Co. (The)	(1,568)	(37,538)
Walgreens Boots Alliance, Inc.	(574)	(37,580)
		(112,568)
Food Products - (3.0)%
Campbell Soup Co.	(861)	(37,290)
General Mills, Inc.	(833)	(37,535)
JM Smucker Co. (The)	(301)	(37,327)
Kellogg Co.	(581)	(37,771)
Kraft Heinz Co. (The)	(602)	(37,498)
Post Holdings, Inc.*	(497)	(37,653)
TreeHouse Foods, Inc.*	(987)	(37,772)
		(262,846)
Gas Utilities - (0.9)%
National Fuel Gas Co.	(728)	(37,455)
UGI Corp.	(847)	(37,624)
		(75,079)
Health Care Equipment & Supplies - (1.3)%
DexCom, Inc.*	(511)	(37,896)
Hologic, Inc.*	(1,001)	(37,397)
NuVasive, Inc.*	(721)	(37,644)
		(112,937)
Health Care Providers & Services - (2.5)%
Acadia Healthcare Co., Inc.*	(959)	(37,574)
Cardinal Health, Inc.	(602)	(37,733)
Envision Healthcare Corp.*	(980)	(37,662)
Henry Schein, Inc.*	(560)	(37,638)
MEDNAX, Inc.*	(672)	(37,383)
Patterson Cos., Inc.	(1,680)	(37,346)
		(225,336)
Hotels, Restaurants & Leisure - (0.4)%
Chipotle Mexican Grill, Inc.*	(119)	(38,450)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Household Durables - (0.4)%
Newell Brands, Inc.	(1,477)	(37,634)

Household Products - (0.4)%
Kimberly-Clark Corp.	(343)	(37,775)

Industrial Conglomerates - (0.9)%
Carlisle Cos., Inc.	(357)	(37,274)
General Electric Co.	(2,800)	(37,744)
		(75,018)
Insurance - (1.7)%
Alleghany Corp.	(63)	(38,710)
Assured Guaranty Ltd.	(1,036)	(37,503)
Axis Capital Holdings Ltd.	(658)	(37,881)
RenaissanceRe Holdings Ltd.	(273)	(37,813)
		(151,907)
Internet & Direct Marketing Retail - (0.4)%
TripAdvisor, Inc.*	(917)	(37,496)

Internet Software & Services - (0.8)%
Akamai Technologies, Inc.*	(525)	(37,264)
j2 Global, Inc.	(476)	(37,566)
		(74,830)
IT Services - (1.7)%
Alliance Data Systems Corp.	(175)	(37,251)
Amdocs Ltd.	(567)	(37,830)
International Business Machines Corp.	(245)	(37,590)
Science Applications International Corp.	(476)	(37,509)
		(150,180)
Leisure Products - (0.4)%
Mattel, Inc.	(2,856)	(37,556)

Machinery - (2.1)%
Colfax Corp.*	(1,169)	(37,291)
Flowserve Corp.	(875)	(37,913)
Middleby Corp. (The)*	(301)	(37,261)
Snap-on, Inc.	(252)	(37,180)
Wabtec Corp.	(462)	(37,607)
		(187,252)
Media - (2.6)%
CBS Corp. (Non-Voting), Class B	(735)	(37,771)
Cinemark Holdings, Inc.	(1,001)	(37,708)
Discovery Communications, Inc., Class C*	(1,932)	(37,712)
DISH Network Corp., Class A*	(994)	(37,663)
Omnicom Group, Inc.	(518)	(37,643)
Viacom, Inc., Class B	(1,211)	(37,614)
		(226,111)
Metals & Mining - (0.4)%
Compass Minerals International, Inc.	(616)	(37,145)

Multiline Retail - (0.4)%
Macy's, Inc.	(1,267)	(37,681)

Multi-Utilities - (0.9)%
Black Hills Corp.	(693)	(37,630)
NorthWestern Corp.	(700)	(37,660)
		(75,290)
Oil, Gas & Consumable Fuels - (3.0)%
Apache Corp.	(987)	(37,980)
Kinder Morgan, Inc.	(2,499)	(37,635)
Newfield Exploration Co.*	(1,547)	(37,778)
PDC Energy, Inc.*	(763)	(37,410)
QEP Resources, Inc.*	(3,878)	(37,965)
Range Resources Corp.	(2,583)	(37,557)
Southwestern Energy Co.*	(8,582)	(37,160)
		(263,485)
Personal Products - (0.4)%
Edgewell Personal Care Co.*	(777)	(37,933)

Pharmaceuticals - (0.4)%
Allergan plc	(224)	(37,697)

Professional Services - (0.8)%
Equifax, Inc.	(315)	(37,110)
Nielsen Holdings plc	(1,162)	(36,940)
		(74,050)
Road & Rail - (0.4)%
Genesee & Wyoming, Inc., Class A*	(532)	(37,660)

Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc.*	(3,745)	(37,637)
Cirrus Logic, Inc.*	(917)	(37,258)
		(74,895)
Software - (2.5)%
CA, Inc.	(1,106)	(37,493)
CDK Global, Inc.	(588)	(37,244)
Ellie Mae, Inc.*	(406)	(37,328)
Manhattan Associates, Inc.*	(882)	(36,938)
Nuance Communications, Inc.*	(2,387)	(37,595)
Symantec Corp.	(1,442)	(37,276)
		(223,874)
Specialty Retail - (3.8)%
Advance Auto Parts, Inc.	(322)	(38,173)
AutoZone, Inc.*	(56)	(36,327)
Bed Bath & Beyond, Inc.	(1,792)	(37,614)
Foot Locker, Inc.	(826)	(37,616)
L Brands, Inc.	(980)	(37,446)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

O'Reilly Automotive, Inc.*	(154)	(38,097)
Sally Beauty Holdings, Inc.*	(2,303)	(37,884)
Signet Jewelers Ltd.	(973)	(37,480)
Ulta Beauty, Inc.*	(182)	(37,177)
		(337,814)
Technology Hardware, Storage & Peripherals - (0.9)%
NCR Corp.*	(1,197)	(37,729)
Xerox Corp.	(1,309)	(37,673)
		(75,402)
Textiles, Apparel & Luxury Goods - (0.4)%
Under Armour, Inc., Class C*	(2,597)	(37,267)

Tobacco - (0.4)%
Altria Group, Inc.	(602)	(37,517)

Trading Companies & Distributors - (1.7)%
HD Supply Holdings, Inc.*	(987)	(37,447)
MSC Industrial Direct Co., Inc., Class A	(413)	(37,876)
Univar, Inc.*	(1,365)	(37,878)
WESCO International, Inc.*	(595)	(36,920)
		(150,121)
Transportation Infrastructure - (0.4)%
Macquarie Infrastructure Corp.	(1,015)	(37,484)

Wireless Telecommunication Services - (0.4)%
Sprint Corp.*	(7,742)	(37,781)

TOTAL COMMON STOCKS (Proceeds $(7,989,184))		(7,511,573)

TOTAL SHORT POSITIONS (Proceeds $(7,989,184))		(7,511,573)

Total Investments - 0.1% (Cost $(800,496))		11,513
Other Assets Less Liabilities - 99.9%		8,865,900
Net Assets - 100.0%		8,877,413

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,935,740.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2018

Notional Amount		Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation ($)
USD	1,309,693	1,333,192	10/3/2019	Morgan Stanley	1.48%	Dow Jones U.S. High Momentum Total Return Index(4)	23,499
		1,333,192					23,499
USD	(1,389,213)	(1,365,345)	10/3/2019	Morgan Stanley	(2.38)%	Dow Jones U.S. Low Momentum Total Return Index(5)	23,868
		(1,365,345)					23,868
		(32,153)					47,367

(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(5)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 80.8%

COMMON STOCKS - 80.8%

Airlines - 2.0%
Alaska Air Group, Inc.(a)	79	4,895
JetBlue Airways Corp.*	250	5,080
Southwest Airlines Co.	89	5,098
Spirit Airlines, Inc.*	138	5,214
United Continental Holdings, Inc.*	73	5,071
		25,358
Auto Components - 2.4%
Adient plc(a)	83	4,960
BorgWarner, Inc.(a)	104	5,224
Dana, Inc.(a)	196	5,049
Goodyear Tire & Rubber Co. (The)(a)	160	4,253
Lear Corp.	29	5,397
Tenneco, Inc.	90	4,938
		29,821
Automobiles - 1.1%
Ford Motor Co.(a)	483	5,352
General Motors Co.(a)	121	4,397
Harley-Davidson, Inc.(a)	100	4,288
		14,037
Banks - 4.0%
Bank of America Corp.(a)	182	5,458
CIT Group, Inc.(a)	97	4,996
Citigroup, Inc.(a)	74	4,995
Citizens Financial Group, Inc.(a)	113	4,744
FNB Corp.(a)	411	5,528
IBERIABANK Corp.(a)	70	5,460
KeyCorp	243	4,751
Popular, Inc.(a)	131	5,452
Sterling Bancorp	220	4,961
Wells Fargo & Co.	79	4,140
		50,485
Beverages - 0.4%
Molson Coors Brewing Co., Class B	66	4,972

Biotechnology - 0.8%
Gilead Sciences, Inc.	67	5,051
United Therapeutics Corp.*	41	4,607
		9,658
Building Products - 0.8%
Owens Corning	57	4,583
USG Corp.*	125	5,052
		9,635
Capital Markets - 1.6%
Goldman Sachs Group, Inc. (The)(a)	19	4,786
Janus Henderson Group plc(a)	145	4,798
Legg Mason, Inc.	122	4,959
Morgan Stanley	99	5,342
		19,885
Chemicals - 1.5%
Eastman Chemical Co.(a)	48	5,068
Huntsman Corp.(a)	158	4,622
Olin Corp.	160	4,862
Platform Specialty Products Corp.*	426	4,102
		18,654
Commercial Services & Supplies - 0.9%
Deluxe Corp.(a)	75	5,551
Stericycle, Inc.*	87	5,092
		10,643
Communications Equipment - 1.6%
ARRIS International plc*(a)	202	5,367
Finisar Corp.*(a)	289	4,569
Juniper Networks, Inc.(a)	181	4,404
NetScout Systems, Inc.*	195	5,138
		19,478
Construction & Engineering - 1.6%
AECOM*(a)	134	4,774
Jacobs Engineering Group, Inc.(a)	78	4,614
KBR, Inc.	343	5,553
Quanta Services, Inc.*	149	5,118
		20,059
Consumer Finance - 1.2%
Ally Financial, Inc.(a)	190	5,159
Capital One Financial Corp.(a)	53	5,078
Navient Corp.	357	4,684
		14,921
Containers & Packaging - 1.6%
Bemis Co., Inc.(a)	122	5,309
International Paper Co.(a)	86	4,595
Sonoco Products Co.	105	5,093
WestRock Co.	78	5,005
		20,002
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.*(a)	111	5,278

Diversified Financial Services - 0.9%
Leucadia National Corp.	212	4,819
Voya Financial, Inc.	117	5,908
		10,727
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	154	5,490
CenturyLink, Inc.(a)	283	4,650
		10,140
Electric Utilities - 3.3%
Duke Energy Corp.(a)	61	4,726
Edison International(a)	83	5,284
Entergy Corp.(a)	66	5,199
Exelon Corp.(a)	145	5,656

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

OGE Energy Corp.	163	5,342
PG&E Corp.	118	5,184
PPL Corp.	180	5,092
Southern Co. (The)	114	5,091
		41,574
Electrical Equipment - 0.8%
Eaton Corp. plc(a)	68	5,434
Regal Beloit Corp.	67	4,914
		10,348
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc.*(a)	70	5,392
Belden, Inc.(a)	61	4,205
Corning, Inc.(a)	182	5,074
Jabil, Inc.(a)	193	5,545
Tech Data Corp.*	50	4,257
Vishay Intertechnology, Inc.	234	4,352
		28,825
Equity Real Estate Investment Trusts (REITs) - 0.8%
Medical Properties Trust, Inc.	398	5,174
Sabra Health Care REIT, Inc.	261	4,607
		9,781
Food & Staples Retailing - 1.1%
CVS Health Corp.(a)	66	4,106
Kroger Co. (The)	171	4,094
Walgreens Boots Alliance, Inc.	79	5,172
		13,372
Food Products - 1.7%
Archer-Daniels-Midland Co.(a)	127	5,508
JM Smucker Co. (The)	49	6,076
TreeHouse Foods, Inc.*	112	4,286
Tyson Foods, Inc., Class A	72	5,270
		21,140
Health Care Equipment & Supplies - 0.4%
Zimmer Biomet Holdings, Inc.	46	5,016

Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc.*(a)	136	5,329
Anthem, Inc.(a)	22	4,833
Cardinal Health, Inc.(a)	86	5,390
Centene Corp.*(a)	48	5,130
Cigna Corp.(a)	26	4,361
DaVita, Inc.*(a)	81	5,341
Envision Healthcare Corp.*(a)	136	5,227
HCA Healthcare, Inc.(a)	52	5,044
Laboratory Corp. of America Holdings*	30	4,853
McKesson Corp.	32	4,508
MEDNAX, Inc.*	92	5,118
Patterson Cos., Inc.	227	5,046
Quest Diagnostics, Inc.(a)	56	5,617
Universal Health Services, Inc., Class B	45	5,328
		71,125
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.(a)	73	4,788
Norwegian Cruise Line Holdings Ltd.*	102	5,403
Royal Caribbean Cruises Ltd.	41	4,827
		15,018
Household Durables - 0.8%
Newell Brands, Inc.	199	5,071
Whirlpool Corp.	29	4,440
		9,511
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.(a)	451	5,128

Industrial Conglomerates - 0.4%
General Electric Co.	379	5,109

Insurance - 7.8%
Aflac, Inc.(a)	118	5,164
American International Group, Inc.(a)	88	4,789
Assurant, Inc.(a)	57	5,210
Assured Guaranty Ltd.(a)	137	4,959
Athene Holding Ltd., Class A*(a)	100	4,781
Axis Capital Holdings Ltd.(a)	106	6,103
Brighthouse Financial, Inc.*(a)	93	4,780
CNO Financial Group, Inc.(a)	216	4,681
Everest Re Group Ltd.	20	5,136
Hartford Financial Services Group, Inc. (The)(a)	107	5,513
Lincoln National Corp.	63	4,603
Loews Corp.	104	5,172
MetLife, Inc.	106	4,864
Old Republic International Corp.	275	5,899
Principal Financial Group, Inc.	82	4,995
Prudential Financial, Inc.	51	5,281
Reinsurance Group of America, Inc.	35	5,390
RenaissanceRe Holdings Ltd.	40	5,540
Unum Group	100	4,761
		97,621
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group, Class A*	185	4,656

Internet Software & Services - 0.4%
j2 Global, Inc.(a)	69	5,445

IT Services - 2.6%
Alliance Data Systems Corp.(a)	22	4,683

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

CACI International, Inc., Class A*(a)	38	5,751
Conduent, Inc.*(a)	315	5,872
DXC Technology Co.(a)	57	5,730
First Data Corp., Class A*(a)	312	4,992
International Business Machines Corp.(a)	33	5,063
		32,091
Machinery - 2.4%
AGCO Corp.(a)	73	4,734
Allison Transmission Holdings, Inc.(a)	142	5,546
Cummins, Inc.(a)	31	5,025
PACCAR, Inc.	74	4,897
Snap-on, Inc.	34	5,016
Trinity Industries, Inc.	166	5,417
		30,635
Media - 1.2%
Discovery Communications, Inc., Class C*(a)	219	4,275
TEGNA, Inc.	448	5,102
Viacom, Inc., Class B	183	5,684
		15,061
Metals & Mining - 1.1%
Alcoa Corp.*(a)	109	4,901
Freeport-McMoRan, Inc.*(a)	278	4,884
United States Steel Corp.	118	4,152
		13,937
Mortgage Real Estate Investment Trusts (REITs) - 3.3%
AGNC Investment Corp.(a)	279	5,279
Annaly Capital Management, Inc.	444	4,631
Blackstone Mortgage Trust, Inc., Class A(a)	171	5,373
Chimera Investment Corp.(a)	275	4,788
MFA Financial, Inc.	693	5,218
New Residential Investment Corp.	334	5,494
Starwood Property Trust, Inc.	259	5,426
Two Harbors Investment Corp.	354	5,441
		41,650
Multiline Retail - 1.3%
Kohl's Corp.	79	5,175
Macy's, Inc.	175	5,205
Target Corp.	81	5,624
		16,004
Multi-Utilities - 0.3%
NorthWestern Corp.	81	4,358

Oil, Gas & Consumable Fuels - 4.0%
Andeavor(a)	53	5,330
Antero Resources Corp.*(a)	243	4,823
Devon Energy Corp.(a)	135	4,292
HollyFrontier Corp.(a)	116	5,668
Kinder Morgan, Inc.	302	4,548
Marathon Petroleum Corp.	70	5,118
Newfield Exploration Co.*	220	5,372
PBF Energy, Inc., Class A	148	5,017
Range Resources Corp.	366	5,322
Valero Energy Corp.	54	5,009
		50,499
Paper & Forest Products - 0.8%
Domtar Corp.	110	4,679
Louisiana-Pacific Corp.	191	5,495
		10,174
Pharmaceuticals - 1.3%
Allergan plc(a)	30	5,049
Jazz Pharmaceuticals plc*(a)	35	5,284
Mylan NV*	135	5,558
		15,891
Professional Services - 0.4%
Nielsen Holdings plc	158	5,023

Road & Rail - 1.7%
Genesee & Wyoming, Inc., Class A*(a)	76	5,380
Kansas City Southern	49	5,383
Norfolk Southern Corp.	37	5,024
Ryder System, Inc.	70	5,095
		20,882
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc.*(a)	116	4,713
Cypress Semiconductor Corp.(a)	294	4,986
Intel Corp.	99	5,156
Micron Technology, Inc.*	105	5,475
ON Semiconductor Corp.*	245	5,993
Qorvo, Inc.*	68	4,790
		31,113
Software - 1.2%
CA, Inc.(a)	161	5,458
Dell Technologies, Inc., Class V*(a)	70	5,125
Nuance Communications, Inc.*	288	4,536
		15,119
Specialty Retail - 1.7%
AutoNation, Inc.*	109	5,099
Bed Bath & Beyond, Inc.(a)	263	5,520
Dick's Sporting Goods, Inc.(a)	161	5,643
Signet Jewelers Ltd.	132	5,085
		21,347
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co.(a)	275	4,823
NCR Corp.*	132	4,161
Western Digital Corp.	61	5,628
Xerox Corp.	151	4,346
		18,958

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	45	5,031

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.*	425	5,525
Radian Group, Inc.	246	4,684
		10,209
Trading Companies & Distributors - 0.8%
Air Lease Corp.(a)	119	5,072
United Rentals, Inc.*	29	5,009
		10,081
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	138	5,096

TOTAL COMMON STOCKS (Cost $986,479)		1,010,581

TOTAL LONG POSITIONS (Cost $986,479)		1,010,581

SHORT POSITIONS - (83.5)%

COMMON STOCKS - (83.5)%

Aerospace & Defense - (1.8)%
BWX Technologies, Inc.	(97)	(6,163)
HEICO Corp.	(61)	(5,295)
Northrop Grumman Corp.	(17)	(5,935)
TransDigm Group, Inc.	(17)	(5,218)
		(22,611)
Air Freight & Logistics - (0.5)%
CH Robinson Worldwide, Inc.	(61)	(5,716)

Automobiles - (0.3)%
Tesla, Inc.*	(16)	(4,258)

Beverages - (1.2)%
Brown-Forman Corp., Class B	(97)	(5,277)
Coca-Cola Co. (The)	(117)	(5,081)
Monster Beverage Corp.*	(84)	(4,806)
		(15,164)
Biotechnology - (5.8)%
ACADIA Pharmaceuticals, Inc.*	(207)	(4,651)
Agios Pharmaceuticals, Inc.*	(63)	(5,152)
Alkermes plc*	(96)	(5,564)
Alnylam Pharmaceuticals, Inc.*	(46)	(5,479)
Bluebird Bio, Inc.*	(30)	(5,123)
Clovis Oncology, Inc.*	(87)	(4,594)
Exact Sciences Corp.*	(117)	(4,719)
Incyte Corp.*	(56)	(4,666)
Ionis Pharmaceuticals, Inc.*	(116)	(5,113)
Neurocrine Biosciences, Inc.*	(72)	(5,971)
Portola Pharmaceuticals, Inc.*	(156)	(5,095)
Seattle Genetics, Inc.*	(85)	(4,449)
TESARO, Inc.*	(95)	(5,428)
Vertex Pharmaceuticals, Inc.*	(36)	(5,867)
		(71,871)
Building Products - (1.2)%
Allegion plc	(60)	(5,117)
AO Smith Corp.	(79)	(5,024)
Lennox International, Inc.	(24)	(4,905)
		(15,046)
Capital Markets - (3.5)%
Cboe Global Markets, Inc.	(39)	(4,450)
Charles Schwab Corp. (The)	(104)	(5,431)
FactSet Research Systems, Inc.	(28)	(5,584)
MarketAxess Holdings, Inc.	(24)	(5,218)
Moody's Corp.	(37)	(5,968)
MSCI, Inc.	(41)	(6,128)
S&P Global, Inc.	(29)	(5,541)
SEI Investments Co.	(75)	(5,618)
		(43,938)
Chemicals - (3.2)%
Albemarle Corp.	(45)	(4,173)
Ecolab, Inc.	(40)	(5,483)
Ingevity Corp.*	(76)	(5,600)
International Flavors & Fragrances, Inc.	(34)	(4,655)
NewMarket Corp.	(13)	(5,222)
PPG Industries, Inc.	(46)	(5,134)
Sherwin-Williams Co. (The)	(13)	(5,098)
Valvoline, Inc.	(212)	(4,691)
		(40,056)
Commercial Services & Supplies - (1.6)%
Cintas Corp.	(30)	(5,117)
Copart, Inc.*	(100)	(5,093)
Healthcare Services Group, Inc.	(118)	(5,131)
Rollins, Inc.	(100)	(5,103)
		(20,444)
Communications Equipment - (0.4)%
Arista Networks, Inc.*	(22)	(5,617)

Construction & Engineering - (0.4)%
Dycom Industries, Inc.*	(48)	(5,166)

Distributors - (0.4)%
Pool Corp.	(38)	(5,556)

Diversified Consumer Services - (0.5)%
Bright Horizons Family Solutions, Inc.*	(57)	(5,684)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Electric Utilities - (0.4)%
NextEra Energy, Inc.	(31)	(5,063)

Electrical Equipment - (0.4)%
Rockwell Automation, Inc.	(26)	(4,529)

Electronic Equipment, Instruments & Components - (2.0)%
Amphenol Corp., Class A	(58)	(4,995)
Cognex Corp.	(97)	(5,043)
IPG Photonics Corp.*	(23)	(5,368)
National Instruments Corp.	(107)	(5,411)
Universal Display Corp.	(40)	(4,040)
		(24,857)
Energy Equipment & Services - (2.9)%
Baker Hughes a GE Co.	(183)	(5,082)
Core Laboratories NV	(49)	(5,303)
Halliburton Co.	(110)	(5,163)
Helmerich & Payne, Inc.	(73)	(4,859)
National Oilwell Varco, Inc.	(162)	(5,963)
Schlumberger Ltd.	(80)	(5,182)
Weatherford International plc*	(1,996)	(4,571)
		(36,123)
Equity Real Estate Investment Trusts (REITs) - (15.5)%
Alexandria Real Estate Equities, Inc.	(41)	(5,120)
American Tower Corp.	(40)	(5,814)
Apartment Investment & Management Co., Class A	(128)	(5,216)
Boston Properties, Inc.	(43)	(5,298)
Camden Property Trust	(59)	(4,967)
CoreSite Realty Corp.	(56)	(5,615)
Crown Castle International Corp.	(52)	(5,700)
CubeSmart	(219)	(6,176)
CyrusOne, Inc.	(95)	(4,865)
DCT Industrial Trust, Inc.	(101)	(5,690)
Digital Realty Trust, Inc.	(48)	(5,058)
Douglas Emmett, Inc.	(147)	(5,404)
Duke Realty Corp.	(186)	(4,925)
EastGroup Properties, Inc.	(66)	(5,456)
Equinix, Inc.	(12)	(5,018)
Equity LifeStyle Properties, Inc.	(63)	(5,529)
Essex Property Trust, Inc.	(21)	(5,054)
Extra Space Storage, Inc.	(61)	(5,329)
Federal Realty Investment Trust	(42)	(4,877)
First Industrial Realty Trust, Inc.	(196)	(5,729)
Healthcare Realty Trust, Inc.	(161)	(4,461)
Iron Mountain, Inc.	(168)	(5,520)
Lamar Advertising Co., Class A	(76)	(4,838)
Macerich Co. (The)	(88)	(4,930)
PotlatchDeltic Corp.	(101)	(5,257)
Public Storage	(26)	(5,210)
Rayonier, Inc.	(163)	(5,734)
Ryman Hospitality Properties, Inc.	(66)	(5,112)
SBA Communications Corp.*	(31)	(5,298)
Simon Property Group, Inc.	(33)	(5,094)
Sun Communities, Inc.	(62)	(5,665)
Taubman Centers, Inc.	(82)	(4,667)
UDR, Inc.	(138)	(4,916)
Uniti Group, Inc.	(306)	(4,972)
Urban Edge Properties	(215)	(4,590)
Vornado Realty Trust	(79)	(5,317)
Washington REIT	(181)	(4,941)
		(193,362)
Food Products - (0.9)%
Lamb Weston Holdings, Inc.	(96)	(5,589)
Lancaster Colony Corp.	(44)	(5,418)
		(11,007)
Gas Utilities - (1.2)%
Atmos Energy Corp.	(61)	(5,139)
New Jersey Resources Corp.	(127)	(5,093)
ONE Gas, Inc.	(68)	(4,489)
		(14,721)
Health Care Equipment & Supplies - (1.7)%
ABIOMED, Inc.*	(19)	(5,529)
Align Technology, Inc.*	(22)	(5,525)
DexCom, Inc.*	(69)	(5,117)
IDEXX Laboratories, Inc.*	(27)	(5,167)
		(21,338)
Health Care Technology - (0.5)%
Veeva Systems, Inc., Class A*	(84)	(6,134)

Hotels, Restaurants & Leisure - (5.1)%
Chipotle Mexican Grill, Inc.*	(16)	(5,170)
Choice Hotels International, Inc.	(67)	(5,370)
Domino's Pizza, Inc.	(25)	(5,839)
Dunkin' Brands Group, Inc.	(92)	(5,491)
Hilton Worldwide Holdings, Inc.	(67)	(5,277)
Hyatt Hotels Corp., Class A	(67)	(5,109)
Las Vegas Sands Corp.	(72)	(5,177)
Marriott International, Inc., Class A	(36)	(4,895)
McDonald's Corp.	(35)	(5,473)
Starbucks Corp.	(84)	(4,863)
Wendy's Co. (The)	(332)	(5,827)
Yum Brands, Inc.	(60)	(5,108)
		(63,599)
Household Products - (0.9)%
Clorox Co. (The)	(42)	(5,591)
Colgate-Palmolive Co.	(77)	(5,519)
		(11,110)
Independent Power and Renewable Electricity Producers - (0.4)%
NRG Energy, Inc.	(168)	(5,129)

Industrial Conglomerates - (0.4)%
3M Co.	(21)	(4,610)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Insurance - (0.4)%
Marsh & McLennan Cos., Inc.	(65)	(5,368)

Internet & Direct Marketing Retail - (2.0)%
Amazon.com, Inc.*	(4)	(5,789)
Booking Holdings, Inc.*	(2)	(4,161)
Netflix, Inc.*	(19)	(5,612)
TripAdvisor, Inc.*	(131)	(5,357)
Wayfair, Inc., Class A*	(67)	(4,524)
		(25,443)
Internet Software & Services - (0.8)%
CoStar Group, Inc.*	(15)	(5,440)
Pandora Media, Inc.*	(1,020)	(5,131)
		(10,571)
IT Services - (5.1)%
Accenture plc, Class A	(33)	(5,065)
Automatic Data Processing, Inc.	(45)	(5,107)
Broadridge Financial Solutions, Inc.	(47)	(5,155)
Fiserv, Inc.*	(86)	(6,133)
Gartner, Inc.*	(45)	(5,293)
Global Payments, Inc.	(46)	(5,130)
Jack Henry & Associates, Inc.	(42)	(5,080)
Mastercard, Inc., Class A	(35)	(6,131)
Paychex, Inc.	(77)	(4,742)
PayPal Holdings, Inc.*	(73)	(5,538)
Square, Inc., Class A*	(113)	(5,560)
Visa, Inc., Class A	(43)	(5,144)
		(64,078)
Leisure Products - (0.4)%
Mattel, Inc.	(390)	(5,129)

Machinery - (2.9)%
Donaldson Co., Inc.	(111)	(5,001)
Fortive Corp.	(76)	(5,892)
Graco, Inc.	(120)	(5,486)
IDEX Corp.	(39)	(5,558)
Illinois Tool Works, Inc.	(31)	(4,856)
Toro Co. (The)	(78)	(4,871)
Welbilt, Inc.*	(235)	(4,571)
		(36,235)
Media - (0.4)%
New York Times Co. (The), Class A	(218)	(5,254)

Metals & Mining - (0.4)%
Royal Gold, Inc.	(56)	(4,809)

Multi-Utilities - (0.8)%
MDU Resources Group, Inc.	(183)	(5,153)
Vectren Corp.	(77)	(4,922)
		(10,075)
Oil, Gas & Consumable Fuels - (1.6)%
Cheniere Energy, Inc.*	(94)	(5,024)
Diamondback Energy, Inc.*	(41)	(5,187)
EOG Resources, Inc.	(46)	(4,843)
Hess Corp.	(102)	(5,163)
		(20,217)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(34)	(5,091)

Pharmaceuticals - (0.4)%
Nektar Therapeutics*	(48)	(5,100)

Professional Services - (0.9)%
TransUnion*	(95)	(5,394)
Verisk Analytics, Inc.*	(54)	(5,616)
		(11,010)
Road & Rail - (0.5)%
Landstar System, Inc.	(53)	(5,811)

Semiconductors & Semiconductor Equipment - (1.2)%
Advanced Micro Devices, Inc.*	(512)	(5,146)
Monolithic Power Systems, Inc.	(44)	(5,094)
NVIDIA Corp.	(21)	(4,863)
		(15,103)
Software - (8.5)%
Activision Blizzard, Inc.	(71)	(4,790)
Adobe Systems, Inc.*	(23)	(4,970)
Aspen Technology, Inc.*	(64)	(5,049)
Autodesk, Inc.*	(48)	(6,028)
Blackbaud, Inc.	(52)	(5,294)
Electronic Arts, Inc.*	(47)	(5,698)
Guidewire Software, Inc.*	(65)	(5,254)
Intuit, Inc.	(31)	(5,374)
Paycom Software, Inc.*	(47)	(5,047)
Proofpoint, Inc.*	(49)	(5,569)
PTC, Inc.*	(73)	(5,695)
Red Hat, Inc.*	(35)	(5,233)
salesforce.com, Inc.*	(46)	(5,350)
ServiceNow, Inc.*	(32)	(5,294)
Splunk, Inc.*	(52)	(5,116)
Tableau Software, Inc., Class A*	(73)	(5,900)
Take-Two Interactive Software, Inc.*	(42)	(4,107)
Tyler Technologies, Inc.*	(24)	(5,063)
Ultimate Software Group, Inc. (The)*	(24)	(5,849)
Workday, Inc., Class A*	(41)	(5,211)
		(105,891)
Specialty Retail - (0.9)%
Five Below, Inc.*	(85)	(6,234)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Home Depot, Inc. (The)	(28)	(4,991)
		(11,225)
Textiles, Apparel & Luxury Goods - (1.3)%
Lululemon Athletica, Inc.*	(68)	(6,060)
NIKE, Inc., Class B	(77)	(5,116)
Under Armour, Inc., Class C*	(348)	(4,994)
		(16,170)
Tobacco - (0.3)%
Philip Morris International, Inc.	(44)	(4,374)

Water Utilities - (0.8)%
American Water Works Co., Inc.	(60)	(4,928)
Aqua America, Inc.	(138)	(4,700)
		(9,628)
Wireless Telecommunication Services - (0.4)%
Sprint Corp.*	(1,000)	(4,880)

TOTAL COMMON STOCKS (Proceeds $(913,478))		(1,044,171)

TOTAL SHORT POSITIONS (Proceeds $(913,478))		(1,044,171)

Total Investments - (2.7)% (Cost $73,001)		(33,590)
Other Assets Less Liabilities - 102.7%		1,283,455
Net Assets - 100.0%		1,249,865

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $470,443.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2018

Notional Amount		Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/(Depreciation) ($)
USD	216,986	226,533	10/3/2019	Morgan Stanley	2.28%	Dow Jones U.S. Relative Value Total Return Index(4)	9,547
		226,533					9,547
USD	(201,915)	(216,281)	10/3/2019	Morgan Stanley	(1.48)%	Dow Jones U.S. Short Relative Value Total Return Index(5)	(14,366)
		(216,281)					(14,366)
		10,252					(4,819)

(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(5)	The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 87.0%

COMMON STOCKS - 87.0%

Auto Components - 1.7%
Dana, Inc.(a)	316	8,140
Delphi Technologies plc(a)	170	8,100
Tenneco, Inc.	150	8,231
Visteon Corp.*	80	8,819
		33,290
Banks - 3.9%
Bank of Hawaii Corp.(a)	106	8,809
Cathay General Bancorp(a)	216	8,636
Fulton Financial Corp.(a)	496	8,804
Home BancShares, Inc.(a)	376	8,576
Investors Bancorp, Inc.(a)	672	9,166
MB Financial, Inc.	202	8,177
TCF Financial Corp.	374	8,531
UMB Financial Corp.	118	8,542
Valley National Bancorp	684	8,523
		77,764
Biotechnology - 1.8%
ACADIA Pharmaceuticals, Inc.*(a)	384	8,629
Clovis Oncology, Inc.*(a)	164	8,659
Ligand Pharmaceuticals, Inc.*	52	8,588
TESARO, Inc.*	152	8,685
		34,561
Building Products - 0.9%
Armstrong World Industries, Inc.*(a)	150	8,445
USG Corp.*	232	9,377
		17,822
Capital Markets - 1.7%
BGC Partners, Inc., Class A(a)	602	8,097
Evercore, Inc., Class A(a)	100	8,720
Federated Investors, Inc., Class B(a)	270	9,018
Legg Mason, Inc.(a)	202	8,211
		34,046
Chemicals - 2.2%
Ingevity Corp.*	118	8,695
Platform Specialty Products Corp.*	908	8,744
PolyOne Corp.	196	8,334
Sensient Technologies Corp.	114	8,046
Trinseo SA	118	8,738
		42,557
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc.*(a)	180	8,786
Deluxe Corp.(a)	116	8,585
Healthcare Services Group, Inc.(a)	202	8,783
MSA Safety, Inc.	114	9,489
		35,643
Communications Equipment - 2.6%
ARRIS International plc*	330	8,768
Ciena Corp.*(a)	338	8,754
Finisar Corp.*(a)	554	8,759
Lumentum Holdings, Inc.*(a)	138	8,805
NetScout Systems, Inc.*	318	8,379
ViaSat, Inc.*	122	8,018
		51,483
Construction & Engineering - 1.8%
Dycom Industries, Inc.*(a)	82	8,826
EMCOR Group, Inc.(a)	112	8,728
MasTec, Inc.*	186	8,751
Valmont Industries, Inc.	58	8,486
		34,791
Consumer Finance - 0.4%
Navient Corp.	604	7,924

Containers & Packaging - 1.7%
Bemis Co., Inc.(a)	188	8,182
Graphic Packaging Holding Co.(a)	584	8,964
Owens-Illinois, Inc.*	366	7,928
Silgan Holdings, Inc.	292	8,132
		33,206
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B(a)	14	8,432

Electric Utilities - 1.3%
ALLETE, Inc.(a)	116	8,381
PNM Resources, Inc.	238	9,103
Portland General Electric Co.	196	7,940
		25,424
Electrical Equipment - 1.3%
EnerSys(a)	128	8,879
Generac Holdings, Inc.*(a)	172	7,897
Regal Beloit Corp.	118	8,655
		25,431
Electronic Equipment, Instruments & Components - 1.7%
Belden, Inc.(a)	114	7,859
Dolby Laboratories, Inc., Class A(a)	144	9,153
SYNNEX Corp.	68	8,051
Tech Data Corp.*	102	8,683
		33,746
Energy Equipment & Services - 1.7%
Patterson-UTI Energy, Inc.	460	8,054
Transocean Ltd.*	854	8,455
US Silica Holdings, Inc.	322	8,217
Weatherford International plc*	3,806	8,716
		33,442
Equity Real Estate Investment Trusts (REITs) - 11.7%
Brandywine Realty Trust(a)	532	8,448
Columbia Property Trust, Inc.(a)	428	8,757
CoreCivic, Inc.(a)	444	8,667

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

CoreSite Realty Corp.(a)	90	9,023
Corporate Office Properties Trust	340	8,782
Cousins Properties, Inc.(a)	972	8,437
DDR Corp.(a)	1,190	8,723
First Industrial Realty Trust, Inc.(a)	292	8,535
GEO Group, Inc. (The)(a)	394	8,065
Healthcare Realty Trust, Inc.(a)	318	8,812
JBG SMITH Properties(a)	274	9,237
LaSalle Hotel Properties(a)	300	8,703
National Health Investors, Inc.	118	7,940
Outfront Media, Inc.	468	8,770
Paramount Group, Inc.	602	8,572
Physicians Realty Trust(a)	584	9,093
Piedmont Office Realty Trust, Inc., Class A	496	8,725
Retail Properties of America, Inc., Class A	682	7,952
RLJ Lodging Trust	406	7,893
Ryman Hospitality Properties, Inc.	112	8,674
Sabra Health Care REIT, Inc.	476	8,401
Spirit Realty Capital, Inc.	1,090	8,458
Sunstone Hotel Investors, Inc.	580	8,828
Tanger Factory Outlet Centers, Inc.	358	7,876
Taubman Centers, Inc.	138	7,854
Urban Edge Properties	408	8,711
Weingarten Realty Investors	310	8,705
		230,641
Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc.*	372	8,731
US Foods Holding Corp.*	254	8,323
		17,054
Food Products - 2.2%
Flowers Foods, Inc.(a)	408	8,919
Hain Celestial Group, Inc. (The)*(a)	272	8,723
Lancaster Colony Corp.(a)	72	8,866
Post Holdings, Inc.*	110	8,334
TreeHouse Foods, Inc.*	222	8,496
		43,338
Gas Utilities - 1.7%
New Jersey Resources Corp.	222	8,902
ONE Gas, Inc.	132	8,715
Southwest Gas Holdings, Inc.*	118	7,980
Spire, Inc.	122	8,821
		34,418
Health Care Equipment & Supplies - 2.2%
DexCom, Inc.*(a)	118	8,751
Haemonetics Corp.*(a)	118	8,633
Integra LifeSciences Holdings Corp.*	156	8,633
Masimo Corp.*	100	8,795
NuVasive, Inc.*	166	8,667
		43,479
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc.*(a)	220	8,620
Encompass Health Corp.(a)	158	9,033
Envision Healthcare Corp.*(a)	220	8,454
MEDNAX, Inc.*	152	8,456
Molina Healthcare, Inc.*	116	9,417
		43,980
Health Care Technology - 0.4%
Medidata Solutions, Inc.*	126	7,914

Hotels, Restaurants & Leisure - 3.5%
Choice Hotels International, Inc.(a)	114	9,137
Cracker Barrel Old Country Store, Inc.	54	8,597
Hilton Grand Vacations, Inc.*(a)	190	8,174
Hyatt Hotels Corp., Class A(a)	106	8,083
Jack in the Box, Inc.(a)	102	8,704
Marriott Vacations Worldwide Corp.	66	8,791
Texas Roadhouse, Inc.	146	8,436
Wendy's Co. (The)	526	9,231
		69,153
Household Durables - 0.9%
Tempur Sealy International, Inc.*	192	8,696
Tupperware Brands Corp.	170	8,224
		16,920
Household Products - 0.5%
Energizer Holdings, Inc.(a)	150	8,937

Insurance - 1.7%
Aspen Insurance Holdings Ltd.(a)	196	8,791
Kemper Corp.(a)	146	8,322
ProAssurance Corp.	174	8,448
RLI Corp.	132	8,367
		33,928
Internet & Direct Marketing Retail - 0.4%
Wayfair, Inc., Class A*	128	8,644

Internet Software & Services - 0.4%
j2 Global, Inc.(a)	108	8,523

IT Services - 2.2%
CACI International, Inc., Class A*(a)	56	8,475
Conduent, Inc.*(a)	448	8,351
CoreLogic, Inc.*(a)	192	8,684
MAXIMUS, Inc.	136	9,077
Science Applications International Corp.	122	9,614
		44,201

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Leisure Products - 0.4%
Brunswick Corp.(a)	136	8,077

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc., Class A*(a)	34	8,503
Bio-Techne Corp.	60	9,062
Bruker Corp.(a)	292	8,737
Charles River Laboratories International, Inc.*(a)	78	8,326
PRA Health Sciences, Inc.*	94	7,798
		42,426
Machinery - 3.0%
Barnes Group, Inc.(a)	138	8,265
Colfax Corp.*(a)	264	8,422
ITT, Inc.(a)	166	8,131
Kennametal, Inc.(a)	216	8,674
Terex Corp.	234	8,754
Timken Co. (The)	192	8,755
Woodward, Inc.	118	8,456
		59,457
Marine - 0.4%
Kirby Corp.*(a)	114	8,772

Media - 3.5%
AMC Networks, Inc., Class A*(a)	160	8,272
Cable One, Inc.(a)	12	8,245
Cinemark Holdings, Inc.(a)	232	8,740
John Wiley & Sons, Inc., Class A(a)	136	8,663
Liberty Latin America Ltd., Class C*(a)	452	8,629
Madison Square Garden Co. (The), Class A*	34	8,357
New York Times Co. (The), Class A	374	9,013
TEGNA, Inc.	768	8,748
		68,667
Metals & Mining - 0.9%
Allegheny Technologies, Inc.*(a)	368	8,714
Compass Minerals International, Inc.(a)	144	8,683
		17,397
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Blackstone Mortgage Trust, Inc., Class A(a)	272	8,546
Chimera Investment Corp.(a)	498	8,670
MFA Financial, Inc.	1,120	8,434
Two Harbors Investment Corp.	564	8,669
		34,319
Multi-Utilities - 0.8%
Black Hills Corp.(a)	154	8,362
NorthWestern Corp.	150	8,070
		16,432
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp.*(a)	474	9,409
Chesapeake Energy Corp.*(a)	2,996	9,048
Continental Resources, Inc.*(a)	150	8,843
PBF Energy, Inc., Class A	258	8,746
PDC Energy, Inc.*	160	7,845
Range Resources Corp.	604	8,782
		52,673
Paper & Forest Products - 0.9%
Domtar Corp.	206	8,763
Louisiana-Pacific Corp.	288	8,286
		17,049
Personal Products - 0.9%
Edgewell Personal Care Co.*(a)	180	8,788
Nu Skin Enterprises, Inc., Class A	120	8,845
		17,633
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	338	9,221

Road & Rail - 1.3%
Avis Budget Group, Inc.*(a)	190	8,899
Genesee & Wyoming, Inc., Class A*(a)	120	8,495
Ryder System, Inc.	120	8,735
		26,129
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc.*(a)	214	8,695
Cree, Inc.*(a)	222	8,949
Integrated Device Technology, Inc.*(a)	284	8,679
Silicon Laboratories, Inc.*	96	8,630
Versum Materials, Inc.	236	8,881
		43,834
Software - 2.2%
ACI Worldwide, Inc.*(a)	354	8,397
Ellie Mae, Inc.*(a)	92	8,458
Manhattan Associates, Inc.*	208	8,711
Nuance Communications, Inc.*	554	8,726
Verint Systems, Inc.*	206	8,776
		43,068
Specialty Retail - 1.8%
American Eagle Outfitters, Inc.(a)	474	9,447
AutoNation, Inc.*(a)	186	8,701
Bed Bath & Beyond, Inc.(a)	404	8,480
Murphy USA, Inc.*	112	8,153
		34,781
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp.*	278	8,763

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.(a)	76	7,912
Skechers U.S.A., Inc., Class A*	208	8,089
		16,001
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.*(a)	206	8,767

Trading Companies & Distributors - 1.7%
Air Lease Corp.(a)	186	7,927
MSC Industrial Direct Co., Inc., Class A	92	8,437
Univar, Inc.*	288	7,992
WESCO International, Inc.*	136	8,439
		32,795
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	326	9,138

TOTAL COMMON STOCKS (Cost $1,638,900)		1,716,091

TOTAL LONG POSITIONS (Cost $1,638,900)		1,716,091

SHORT POSITIONS - (85.8)%

COMMON STOCKS - (85.8)%

Aerospace & Defense - (2.5)%
Boeing Co. (The)	(24)	(7,869)
General Dynamics Corp.	(38)	(8,394)
Lockheed Martin Corp.	(24)	(8,110)
Northrop Grumman Corp.	(26)	(9,077)
Raytheon Co.	(40)	(8,633)
United Technologies Corp.	(62)	(7,801)
		(49,884)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(36)	(8,644)
United Parcel Service, Inc., Class B	(78)	(8,163)
		(16,807)
Airlines - (0.8)%
Delta Air Lines, Inc.	(150)	(8,221)
Southwest Airlines Co.	(146)	(8,363)
		(16,584)
Automobiles - (1.3)%
Ford Motor Co.	(734)	(8,133)
General Motors Co.	(240)	(8,722)
Tesla, Inc.*	(34)	(9,048)
		(25,903)
Banks - (3.7)%
Bank of America Corp.	(266)	(7,977)
BB&T Corp.	(154)	(8,014)
Citigroup, Inc.	(118)	(7,965)
JPMorgan Chase & Co.	(74)	(8,138)
M&T Bank Corp.	(44)	(8,112)
PNC Financial Services Group, Inc. (The)	(54)	(8,167)
SunTrust Banks, Inc.	(120)	(8,165)
US Bancorp	(162)	(8,181)
Wells Fargo & Co.	(166)	(8,700)
		(73,419)
Beverages - (1.3)%
Coca-Cola Co. (The)	(200)	(8,686)
Constellation Brands, Inc., Class A	(38)	(8,661)
PepsiCo, Inc.	(78)	(8,514)
		(25,861)
Biotechnology - (2.1)%
AbbVie, Inc.	(92)	(8,708)
Amgen, Inc.	(46)	(7,842)
Biogen, Inc.*	(32)	(8,762)
Celgene Corp.*	(90)	(8,029)
Gilead Sciences, Inc.	(114)	(8,595)
		(41,936)
Building Products - (0.4)%
Johnson Controls International plc	(224)	(7,894)

Capital Markets - (5.1)%
Ameriprise Financial, Inc.	(54)	(7,989)
Bank of New York Mellon Corp. (The)	(168)	(8,657)
BlackRock, Inc.	(16)	(8,667)
Charles Schwab Corp. (The)	(160)	(8,355)
CME Group, Inc.	(50)	(8,087)
Goldman Sachs Group, Inc. (The)	(32)	(8,059)
Intercontinental Exchange, Inc.	(116)	(8,412)
Moody's Corp.	(52)	(8,388)
Morgan Stanley	(150)	(8,094)
S&P Global, Inc.	(42)	(8,025)
State Street Corp.	(88)	(8,776)
T. Rowe Price Group, Inc.	(76)	(8,206)
		(99,715)
Chemicals - (3.0)%
Air Products & Chemicals, Inc.	(50)	(7,951)
DowDuPont, Inc.	(136)	(8,665)
Ecolab, Inc.	(62)	(8,498)
LyondellBasell Industries NV, Class A	(80)	(8,454)
PPG Industries, Inc.	(78)	(8,705)
Praxair, Inc.	(60)	(8,658)
Sherwin-Williams Co. (The)	(22)	(8,627)
		(59,558)
Commercial Services & Supplies - (0.4)%
Waste Management, Inc.	(96)	(8,076)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Communications Equipment - (0.5)%
Cisco Systems, Inc.	(206)	(8,835)

Consumer Finance - (1.7)%
American Express Co.	(84)	(7,836)
Capital One Financial Corp.	(90)	(8,624)
Discover Financial Services	(122)	(8,775)
Synchrony Financial	(260)	(8,718)
		(33,953)
Containers & Packaging - (0.4)%
International Paper Co.	(162)	(8,656)

Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(44)	(8,777)

Diversified Telecommunication Services - (0.4)%
AT&T, Inc.	(240)	(8,556)

Electric Utilities - (2.1)%
American Electric Power Co., Inc.	(116)	(7,956)
Duke Energy Corp.	(108)	(8,367)
Exelon Corp.	(224)	(8,738)
NextEra Energy, Inc.	(54)	(8,820)
Southern Co. (The)	(180)	(8,039)
		(41,920)
Electrical Equipment - (1.3)%
Eaton Corp. plc	(102)	(8,151)
Emerson Electric Co.	(118)	(8,059)
Rockwell Automation, Inc.	(50)	(8,710)
		(24,920)
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(98)	(8,441)
Corning, Inc.	(310)	(8,643)
TE Connectivity Ltd.	(84)	(8,391)
		(25,475)
Energy Equipment & Services - (0.9)%
Halliburton Co.	(178)	(8,355)
Schlumberger Ltd.	(134)	(8,681)
		(17,036)
Equity Real Estate Investment Trusts (REITs) - (5.2)%
American Tower Corp.	(58)	(8,430)
AvalonBay Communities, Inc.	(54)	(8,881)
Crown Castle International Corp.	(80)	(8,769)
Digital Realty Trust, Inc.	(78)	(8,220)
Equinix, Inc.	(20)	(8,363)
Equity Residential	(142)	(8,750)
Prologis, Inc.	(136)	(8,566)
Public Storage	(44)	(8,817)
Simon Property Group, Inc.	(52)	(8,026)
Ventas, Inc.	(172)	(8,519)
Welltower, Inc.	(160)	(8,709)
Weyerhaeuser Co.	(252)	(8,820)
		(102,870)
Food & Staples Retailing - (2.2)%
Costco Wholesale Corp.	(48)	(9,045)
CVS Health Corp.	(140)	(8,709)
Sysco Corp.	(148)	(8,874)
Walgreens Boots Alliance, Inc.	(132)	(8,642)
Walmart, Inc.	(92)	(8,185)
		(43,455)
Food Products - (1.3)%
General Mills, Inc.	(192)	(8,651)
Kraft Heinz Co. (The)	(140)	(8,721)
Mondelez International, Inc., Class A	(192)	(8,012)
		(25,384)
Health Care Equipment & Supplies - (2.1)%
Abbott Laboratories	(138)	(8,269)
Becton Dickinson and Co.	(38)	(8,235)
Danaher Corp.	(84)	(8,224)
Medtronic plc	(110)	(8,824)
Stryker Corp.	(54)	(8,690)
		(42,242)
Health Care Providers & Services - (0.9)%
Anthem, Inc.	(40)	(8,788)
UnitedHealth Group, Inc.	(40)	(8,560)
		(17,348)
Hotels, Restaurants & Leisure - (2.6)%
Carnival Corp.	(120)	(7,869)
Las Vegas Sands Corp.	(120)	(8,628)
Marriott International, Inc., Class A	(64)	(8,703)
McDonald's Corp.	(50)	(7,819)
Starbucks Corp.	(154)	(8,915)
Yum Brands, Inc.	(108)	(9,194)
		(51,128)
Household Products - (1.3)%
Colgate-Palmolive Co.	(120)	(8,602)
Kimberly-Clark Corp.	(78)	(8,590)
Procter & Gamble Co. (The)	(104)	(8,245)
		(25,437)
Industrial Conglomerates - (1.7)%
3M Co.	(40)	(8,781)
General Electric Co.	(592)	(7,980)
Honeywell International, Inc.	(60)	(8,670)
Roper Technologies, Inc.	(30)	(8,421)
		(33,852)
Insurance - (4.8)%
Aflac, Inc.	(192)	(8,402)
Allstate Corp. (The)	(86)	(8,153)
American International Group, Inc.	(160)	(8,707)
Aon plc	(62)	(8,701)
Chubb Ltd.	(64)	(8,753)
Marsh & McLennan Cos., Inc.	(106)	(8,755)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

MetLife, Inc.	(188)	(8,627)
Progressive Corp. (The)	(144)	(8,774)
Prudential Financial, Inc.	(84)	(8,698)
Travelers Cos., Inc. (The)	(62)	(8,609)
Willis Towers Watson plc	(56)	(8,523)
		(94,702)
Internet & Direct Marketing Retail - (1.3)%
Amazon.com, Inc.*	(6)	(8,684)
Booking Holdings, Inc.*	(4)	(8,321)
Netflix, Inc.*	(28)	(8,270)
		(25,275)
Internet Software & Services - (1.3)%
Alphabet, Inc., Class C*	(8)	(8,254)
eBay, Inc.*	(210)	(8,450)
Facebook, Inc., Class A*	(54)	(8,629)
		(25,333)
IT Services - (3.8)%
Accenture plc, Class A	(54)	(8,289)
Automatic Data Processing, Inc.	(70)	(7,944)
Cognizant Technology Solutions Corp., Class A	(102)	(8,211)
Fidelity National Information Services, Inc.	(84)	(8,089)
Fiserv, Inc.*	(120)	(8,557)
International Business Machines Corp.	(52)	(7,979)
Mastercard, Inc., Class A	(50)	(8,758)
PayPal Holdings, Inc.*	(114)	(8,649)
Visa, Inc., Class A	(68)	(8,134)
		(74,610)
Life Sciences Tools & Services - (0.4)%
Thermo Fisher Scientific, Inc.	(42)	(8,671)

Machinery - (3.0)%
Caterpillar, Inc.	(56)	(8,253)
Cummins, Inc.	(50)	(8,104)
Deere & Co.	(52)	(8,077)
Illinois Tool Works, Inc.	(54)	(8,460)
Ingersoll-Rand plc	(102)	(8,722)
PACCAR, Inc.	(132)	(8,734)
Parker-Hannifin Corp.	(50)	(8,552)
		(58,902)
Media - (1.3)%
Charter Communications, Inc., Class A*	(28)	(8,714)
Comcast Corp., Class A	(252)	(8,611)
Walt Disney Co. (The)	(86)	(8,638)
		(25,963)
Metals & Mining - (0.8)%
Freeport-McMoRan, Inc.*	(472)	(8,293)
Newmont Mining Corp.	(212)	(8,283)
		(16,576)
Multiline Retail - (0.5)%
Target Corp.	(126)	(8,748)

Multi-Utilities - (1.7)%
Consolidated Edison, Inc.	(102)	(7,950)
Dominion Energy, Inc.	(128)	(8,631)
Public Service Enterprise Group, Inc.	(172)	(8,641)
Sempra Energy	(80)	(8,898)
		(34,120)
Oil, Gas & Consumable Fuels - (3.5)%
Chevron Corp.	(76)	(8,667)
ConocoPhillips	(148)	(8,775)
EOG Resources, Inc.	(82)	(8,632)
Exxon Mobil Corp.	(110)	(8,207)
Marathon Petroleum Corp.	(124)	(9,066)
Occidental Petroleum Corp.	(122)	(7,925)
Phillips 66	(88)	(8,441)
Valero Energy Corp.	(90)	(8,349)
		(68,062)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(58)	(8,684)

Pharmaceuticals - (2.6)%
Allergan plc	(52)	(8,751)
Bristol-Myers Squibb Co.	(138)	(8,728)
Eli Lilly & Co.	(104)	(8,046)
Johnson & Johnson	(64)	(8,202)
Merck & Co., Inc.	(160)	(8,715)
Pfizer, Inc.	(248)	(8,802)
		(51,244)
Road & Rail - (1.3)%
CSX Corp.	(150)	(8,357)
Norfolk Southern Corp.	(64)	(8,690)
Union Pacific Corp.	(70)	(9,410)
		(26,457)
Semiconductors & Semiconductor Equipment - (3.9)%
Analog Devices, Inc.	(94)	(8,566)
Applied Materials, Inc.	(144)	(8,008)
Broadcom Ltd.	(34)	(8,012)
Intel Corp.	(178)	(9,270)
Lam Research Corp.	(44)	(8,939)
Micron Technology, Inc.*	(170)	(8,864)
NVIDIA Corp.	(38)	(8,801)
QUALCOMM, Inc.	(156)	(8,644)
Texas Instruments, Inc.	(78)	(8,103)
		(77,207)
Software - (3.0)%
Activision Blizzard, Inc.	(116)	(7,825)
Adobe Systems, Inc.*	(42)	(9,075)
Electronic Arts, Inc.*	(68)	(8,244)
Intuit, Inc.	(50)	(8,668)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Microsoft Corp.	(90)	(8,214)
Oracle Corp.	(190)	(8,693)
salesforce.com, Inc.*	(76)	(8,839)
		(59,558)
Specialty Retail - (1.7)%
Home Depot, Inc. (The)	(48)	(8,556)
Lowe's Cos., Inc.	(92)	(8,073)
Ross Stores, Inc.	(106)	(8,266)
TJX Cos., Inc. (The)	(106)	(8,645)
		(33,540)
Technology Hardware, Storage & Peripherals - (1.3)%
Apple, Inc.	(46)	(7,718)
HP, Inc.	(366)	(8,023)
Western Digital Corp.	(96)	(8,858)
		(24,599)
Textiles, Apparel & Luxury Goods - (0.4)%
NIKE, Inc., Class B	(124)	(8,239)

Tobacco - (0.9)%
Altria Group, Inc.	(140)	(8,725)
Philip Morris International, Inc.	(86)	(8,548)
		(17,273)
TOTAL COMMON STOCKS (Proceeds $(1,460,762))		(1,693,244)

TOTAL SHORT POSITIONS (Proceeds $(1,460,762))		(1,693,244)

Total Investments - 1.2% (Cost $178,138)		22,847
Other Assets Less Liabilities - 98.8%		1,949,849
Net Assets - 100.0%		1,972,696

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $810,200.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2018

Notional Amount		Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/(Depreciation) ($)
USD	217,784	221,671	10/3/2019	Morgan Stanley	2.18%	Dow Jones U.S. Thematic Long Size Total Return Index(4)	3,887
		221,671					3,887
USD	(220,815)	(233,198)	10/3/2019	Morgan Stanley	(1.48)%	Dow Jones U.S. Thematic Short Size Total Return Index(5)	(12,383)
		(233,198)					(12,383)
		(11,527)					(8,496)

(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. Thematic Long Size Total Return Index (DJTLSST) is designed to measure the performance of 200 companies ranked as the smallest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(5)	The Dow Jones U.S. Thematic Short Size Total Return Index (DJTSSST) is designed to measure the performance of 200 companies ranked as the largest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 87.4%

COMMON STOCKS - 87.4%

Aerospace & Defense - 2.2%
BWX Technologies, Inc.(a)	603	38,309
Harris Corp.(a)	234	37,739
Lockheed Martin Corp.	108	36,496
Northrop Grumman Corp.	108	37,705
Raytheon Co.	180	38,848
		189,097
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.(a)	405	37,953

Airlines - 1.3%
Alaska Air Group, Inc.(a)	612	37,920
JetBlue Airways Corp.*(a)	1,863	37,856
Spirit Airlines, Inc.*	1,008	38,082
		113,858
Beverages - 1.3%
Constellation Brands, Inc., Class A	162	36,923
Dr Pepper Snapple Group, Inc.(a)	324	38,355
PepsiCo, Inc.	351	38,312
		113,590
Biotechnology - 0.9%
Neurocrine Biosciences, Inc.*	450	37,318
Regeneron Pharmaceuticals, Inc.*	108	37,191
		74,509
Capital Markets - 0.4%
CME Group, Inc.	234	37,847

Chemicals - 3.5%
Air Products & Chemicals, Inc.(a)	234	37,213
Axalta Coating Systems Ltd.*(a)	1,251	37,768
Celanese Corp., Series A	378	37,879
Ecolab, Inc.(a)	279	38,243
International Flavors & Fragrances, Inc.(a)	279	38,198
NewMarket Corp.	99	39,766
Sherwin-Williams Co. (The)	99	38,820
Valvoline, Inc.	1,719	38,041
		305,928
Communications Equipment - 2.2%
Arista Networks, Inc.*(a)	144	36,763
CommScope Holding Co., Inc.*(a)	945	37,772
F5 Networks, Inc.*(a)	261	37,743
InterDigital, Inc.(a)	513	37,757
Lumentum Holdings, Inc.*	594	37,897
		187,932
Construction & Engineering - 0.4%
Valmont Industries, Inc.	261	38,184

Containers & Packaging - 1.8%
Ball Corp.(a)	954	37,883
Bemis Co., Inc.(a)	873	37,993
Graphic Packaging Holding Co.(a)	2,466	37,853
Sonoco Products Co.	783	37,976
		151,705
Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc.*	1,116	38,123

Electric Utilities - 1.8%
IDACORP, Inc.(a)	432	38,133
OGE Energy Corp.	1,161	38,046
Southern Co. (The)	846	37,782
Westar Energy, Inc.	720	37,865
		151,826
Electrical Equipment - 0.9%
Hubbell, Inc.(a)	315	38,361
Regal Beloit Corp.	513	37,628
		75,989
Electronic Equipment, Instruments & Components - 0.9%
Jabil, Inc.(a)	1,323	38,010
SYNNEX Corp.	324	38,361
		76,371
Equity Real Estate Investment Trusts (REITs) - 19.7%
Apartment Investment & Management Co., Class A(a)	936	38,142
AvalonBay Communities, Inc.(a)	234	38,484
Camden Property Trust(a)	450	37,881
CubeSmart(a)	1,350	38,070
DCT Industrial Trust, Inc.(a)	675	38,029
Douglas Emmett, Inc.(a)	1,035	38,047
Duke Realty Corp.(a)	1,431	37,893
Education Realty Trust, Inc.(a)	1,152	37,728
EPR Properties(a)	684	37,894
Equinix, Inc.(a)	90	37,633
Equity Commonwealth*(a)	1,233	37,816
Equity Residential(a)	621	38,266
Essex Property Trust, Inc.(a)	162	38,990
Extra Space Storage, Inc.(a)	432	37,740
Forest City Realty Trust, Inc., Class A(a)	1,872	37,927
GGP, Inc.	1,845	37,749
HCP, Inc.(a)	1,638	38,051
Healthcare Realty Trust, Inc.(a)	1,368	37,907
Healthcare Trust of America, Inc., Class A(a)	1,431	37,850
Iron Mountain, Inc.(a)	1,152	37,855
Kimco Realty Corp.	2,637	37,973
Liberty Property Trust	954	37,902
Life Storage, Inc.	459	38,336
Macerich Co. (The)	675	37,813
Medical Properties Trust, Inc.	2,916	37,908
Mid-America Apartment Communities, Inc.	414	37,773

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

National Health Investors, Inc.	567	38,153
National Retail Properties, Inc.	972	38,161
Omega Healthcare Investors, Inc.	1,404	37,964
Paramount Group, Inc.	2,664	37,935
Physicians Realty Trust(a)	2,439	37,975
Public Storage	189	37,874
Realty Income Corp.	738	38,177
Regency Centers Corp.	648	38,219
Retail Properties of America, Inc., Class A	3,249	37,883
Senior Housing Properties Trust	2,403	37,631
Simon Property Group, Inc.	243	37,507
Spirit Realty Capital, Inc.	4,878	37,853
STORE Capital Corp.	1,530	37,975
UDR, Inc.	1,071	38,149
Ventas, Inc.	765	37,890
VEREIT, Inc.	5,445	37,897
Vornado Realty Trust	558	37,553
Weingarten Realty Investors	1,350	37,908
Welltower, Inc.	702	38,210
		1,708,571
Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc.*	1,611	37,810
Walmart, Inc.	423	37,634
		75,444
Food Products - 2.2%
Campbell Soup Co.(a)	873	37,810
Flowers Foods, Inc.(a)	1,737	37,971
Hormel Foods Corp.(a)	1,107	37,992
Kellogg Co.	585	38,031
Tyson Foods, Inc., Class A	513	37,546
		189,350
Health Care Equipment & Supplies - 1.7%
Cooper Cos., Inc. (The)(a)	162	37,067
DexCom, Inc.*(a)	513	38,044
Haemonetics Corp.*(a)	513	37,531
West Pharmaceutical Services, Inc.	432	38,142
		150,784
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc.*	963	37,730
Centene Corp.*	360	38,473
Cigna Corp.	225	37,742
Encompass Health Corp.(a)	657	37,561
Envision Healthcare Corp.*(a)	990	38,046
HCA Healthcare, Inc.(a)	396	38,412
Humana, Inc.	144	38,712
Laboratory Corp. of America Holdings*	234	37,849
MEDNAX, Inc.*	684	38,051
Universal Health Services, Inc., Class B	315	37,299
		379,875
Health Care Technology - 0.4%
athenahealth, Inc.*(a)	261	37,331

Hotels, Restaurants & Leisure - 1.3%
Choice Hotels International, Inc.(a)	468	37,510
Hilton Grand Vacations, Inc.*(a)	873	37,557
Yum Brands, Inc.	441	37,542
		112,609
Household Durables - 0.9%
Garmin Ltd.(a)	639	37,656
Newell Brands, Inc.	1,494	38,067
		75,723
Household Products - 1.3%
Church & Dwight Co., Inc.(a)	756	38,072
Colgate-Palmolive Co.(a)	531	38,062
Procter & Gamble Co. (The)	477	37,817
		113,951
Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.(a)	360	37,588
General Electric Co.(a)	2,826	38,094
		75,682
Insurance - 0.4%
Everest Re Group Ltd.	144	36,982

Internet & Direct Marketing Retail - 0.4%
Shutterfly, Inc.*	468	38,025

Internet Software & Services - 1.7%
eBay, Inc.*(a)	936	37,665
GrubHub, Inc.*(a)	369	37,443
Twitter, Inc.*	1,305	37,858
VeriSign, Inc.*	315	37,346
		150,312
IT Services - 5.3%
Accenture plc, Class A	252	38,682
Amdocs Ltd.(a)	567	37,830
Automatic Data Processing, Inc.(a)	333	37,789
Broadridge Financial Solutions, Inc.(a)	342	37,514
CACI International, Inc., Class A*	252	38,140
Cognizant Technology Solutions Corp., Class A(a)	468	37,674
Conduent, Inc.*(a)	2,034	37,914
Fidelity National Information Services, Inc.(a)	396	38,135
Fiserv, Inc.*(a)	531	37,865
Genpact Ltd.(a)	1,179	37,716
Total System Services, Inc.	441	38,041
Worldpay, Inc.*	459	37,748
		455,048
Leisure Products - 0.9%
Hasbro, Inc.(a)	450	37,935

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Mattel, Inc.	2,880	37,872
		75,807
Machinery - 1.7%
Dover Corp.(a)	387	38,011
Hillenbrand, Inc.(a)	819	37,592
Ingersoll-Rand plc(a)	441	37,710
Nordson Corp.	279	38,039
		151,352
Media - 2.6%
Cinemark Holdings, Inc.(a)	1,008	37,971
John Wiley & Sons, Inc., Class A(a)	594	37,838
Madison Square Garden Co. (The), Class A*	153	37,607
New York Times Co. (The), Class A	1,584	38,174
Omnicom Group, Inc.	522	37,934
Viacom, Inc., Class B	1,224	38,018
		227,542
Metals & Mining - 0.4%
Royal Gold, Inc.	441	37,869

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
AGNC Investment Corp.(a)	2,007	37,972
Annaly Capital Management, Inc.	3,645	38,017
Starwood Property Trust, Inc.	1,809	37,899
		113,888
Multiline Retail - 0.9%
Dollar General Corp.(a)	405	37,888
Dollar Tree, Inc.*	396	37,580
		75,468
Multi-Utilities - 2.6%
Ameren Corp.(a)	675	38,225
CMS Energy Corp.(a)	837	37,908
Dominion Energy, Inc.(a)	558	37,626
MDU Resources Group, Inc.	1,350	38,016
Sempra Energy	342	38,037
Vectren Corp.	594	37,969
		227,781
Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.(a)	1,575	37,769
Chevron Corp.(a)	333	37,975
Cimarex Energy Co.	405	37,867
Energen Corp.*(a)	603	37,905
HollyFrontier Corp.(a)	783	38,257
Kinder Morgan, Inc.	2,520	37,951
Occidental Petroleum Corp.	585	38,002
PBF Energy, Inc., Class A	1,125	38,138
Phillips 66	396	37,984
Targa Resources Corp.	855	37,620
		379,468
Personal Products - 0.4%
Coty, Inc., Class A(a)	2,061	37,716

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.(a)	603	38,140
Johnson & Johnson(a)	297	38,060
		76,200
Professional Services - 1.3%
Nielsen Holdings plc	1,170	37,194
TransUnion*	666	37,816
Verisk Analytics, Inc.*	369	38,376
		113,386
Road & Rail - 0.9%
JB Hunt Transport Services, Inc.(a)	324	37,957
Ryder System, Inc.	522	37,996
		75,953
Semiconductors & Semiconductor Equipment - 1.8%
Qorvo, Inc.*	540	38,043
QUALCOMM, Inc.	684	37,901
Semtech Corp.*	963	37,605
Skyworks Solutions, Inc.	378	37,898
		151,447
Software - 1.3%
Blackbaud, Inc.(a)	369	37,568
Fortinet, Inc.*(a)	711	38,095
Ultimate Software Group, Inc. (The)*	153	37,286
		112,949
Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	1,908	38,026
Bed Bath & Beyond, Inc.(a)	1,809	37,971
Five Below, Inc.*(a)	522	38,284
Tiffany & Co.	387	37,794
TJX Cos., Inc. (The)	468	38,170
Ulta Beauty, Inc.*	180	36,769
Urban Outfitters, Inc.*	1,026	37,921
		264,935
Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A., Inc., Class A*	972	37,801
Tapestry, Inc.	720	37,879
VF Corp.	513	38,024
		113,704
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	414	37,968
Watsco, Inc.	207	37,461
		75,429
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	1,026	37,890

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Wireless Telecommunication Services - 0.4%
Sprint Corp.*	7,812	38,123

TOTAL COMMON STOCKS (Cost $7,531,187)		7,579,506

TOTAL LONG POSITIONS (Cost $7,531,187)		7,579,506

SHORT POSITIONS - (85.6)%

COMMON STOCKS - (85.6)%

Aerospace & Defense - (1.7)%
Arconic, Inc.	(1,611)	(37,117)
Curtiss-Wright Corp.	(270)	(36,469)
Spirit AeroSystems Holdings, Inc., Class A	(441)	(36,912)
Teledyne Technologies, Inc.*	(198)	(37,060)
		(147,558)
Air Freight & Logistics - (0.8)%
FedEx Corp.	(153)	(36,737)
United Parcel Service, Inc., Class B	(351)	(36,736)
		(73,473)
Airlines - (0.4)%
American Airlines Group, Inc.	(720)	(37,411)

Auto Components - (3.4)%
Adient plc	(630)	(37,649)
Aptiv plc	(441)	(37,472)
BorgWarner, Inc.	(738)	(37,070)
Dana, Inc.	(1,431)	(36,862)
Goodyear Tire & Rubber Co. (The)	(1,395)	(37,079)
Lear Corp.	(198)	(36,846)
Tenneco, Inc.	(675)	(37,037)
Visteon Corp.*	(342)	(37,702)
		(297,717)
Automobiles - (0.4)%
Tesla, Inc.*	(144)	(38,323)

Banks - (6.9)%
Bank of America Corp.	(1,242)	(37,248)
Bank of the Ozarks, Inc.	(774)	(37,361)
Citizens Financial Group, Inc.	(891)	(37,404)
Comerica, Inc.	(387)	(37,125)
Cullen/Frost Bankers, Inc.	(351)	(37,231)
Hancock Holding Co.	(720)	(37,224)
Pinnacle Financial Partners, Inc.	(585)	(37,557)
Prosperity Bancshares, Inc.	(513)	(37,259)
Regions Financial Corp.	(2,016)	(37,457)
Sterling Bancorp	(1,638)	(36,937)
SVB Financial Group*	(153)	(36,721)
Texas Capital Bancshares, Inc.*	(414)	(37,219)
United Bankshares, Inc.	(1,053)	(37,118)
Webster Financial Corp.	(675)	(37,395)
Wells Fargo & Co.	(711)	(37,263)
Wintrust Financial Corp.	(432)	(37,174)
		(595,693)
Beverages - (0.9)%
Molson Coors Brewing Co., Class B	(495)	(37,288)
Monster Beverage Corp.*	(648)	(37,072)
		(74,360)
Biotechnology - (5.1)%
ACADIA Pharmaceuticals, Inc.*	(1,629)	(36,604)
Agios Pharmaceuticals, Inc.*	(450)	(36,801)
Alexion Pharmaceuticals, Inc.*	(333)	(37,116)
Alkermes plc*	(630)	(36,515)
BioMarin Pharmaceutical, Inc.*	(459)	(37,211)
Bluebird Bio, Inc.*	(216)	(36,882)
Clovis Oncology, Inc.*	(702)	(37,065)
Exact Sciences Corp.*	(918)	(37,023)
Exelixis, Inc.*	(1,674)	(37,079)
Ionis Pharmaceuticals, Inc.*	(837)	(36,895)
Portola Pharmaceuticals, Inc.*	(1,134)	(37,036)
Seattle Genetics, Inc.*	(702)	(36,743)
		(442,970)
Building Products - (0.9)%
AO Smith Corp.	(585)	(37,200)
Johnson Controls International plc	(1,053)	(37,108)
		(74,308)
Capital Markets - (7.7)%
Affiliated Managers Group, Inc.	(198)	(37,537)
Ameriprise Financial, Inc.	(252)	(37,281)
BGC Partners, Inc., Class A	(2,790)	(37,526)
BlackRock, Inc.	(72)	(39,004)
Cboe Global Markets, Inc.	(324)	(36,968)
Charles Schwab Corp. (The)	(720)	(37,598)
E*TRADE Financial Corp.*	(675)	(37,402)
Eaton Vance Corp.	(666)	(37,076)
Federated Investors, Inc., Class B	(1,116)	(37,274)
Franklin Resources, Inc.	(1,080)	(37,454)
Goldman Sachs Group, Inc. (The)	(144)	(36,268)
Invesco Ltd.	(1,161)	(37,164)
Legg Mason, Inc.	(918)	(37,317)
Morgan Stanley	(693)	(37,394)
Raymond James Financial, Inc.	(414)	(37,016)
State Street Corp.	(369)	(36,800)
Stifel Financial Corp.	(630)	(37,315)
T. Rowe Price Group, Inc.	(342)	(36,926)
		(671,320)
Chemicals - (1.3)%
Chemours Co. (The)	(765)	(37,263)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Olin Corp.	(1,224)	(37,198)
Trinseo SA	(504)	(37,321)
		(111,782)
Commercial Services & Supplies - (1.3)%
Clean Harbors, Inc.*	(765)	(37,339)
Copart, Inc.*	(729)	(37,128)
MSA Safety, Inc.	(441)	(36,709)
		(111,176)
Communications Equipment - (0.4)%
ViaSat, Inc.*	(567)	(37,263)

Construction & Engineering - (0.9)%
Fluor Corp.	(648)	(37,078)
MasTec, Inc.*	(792)	(37,264)
		(74,342)
Construction Materials - (0.4)%
Summit Materials, Inc., Class A*	(1,233)	(37,335)

Consumer Finance - (1.3)%
Capital One Financial Corp.	(387)	(37,082)
Credit Acceptance Corp.*	(117)	(38,658)
Synchrony Financial	(1,116)	(37,420)
		(113,160)
Containers & Packaging - (0.4)%
WestRock Co.	(576)	(36,962)

Distributors - (0.9)%
LKQ Corp.*	(981)	(37,229)
Pool Corp.	(252)	(36,847)
		(74,076)
Diversified Financial Services - (0.4)%
Voya Financial, Inc.	(738)	(37,269)

Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(2,268)	(37,263)

Electric Utilities - (1.3)%
Eversource Energy	(630)	(37,120)
NextEra Energy, Inc.	(225)	(36,749)
PG&E Corp.	(846)	(37,165)
		(111,034)
Electronic Equipment, Instruments & Components - (3.0)%
Arrow Electronics, Inc.*	(486)	(37,432)
Belden, Inc.	(540)	(37,227)
Cognex Corp.	(711)	(36,965)
Coherent, Inc.*	(198)	(37,105)
Trimble, Inc.*	(1,035)	(37,136)
Universal Display Corp.	(369)	(37,269)
Vishay Intertechnology, Inc.	(1,998)	(37,163)
		(260,297)
Energy Equipment & Services - (1.3)%
Ensco plc, Class A	(8,424)	(36,981)
Patterson-UTI Energy, Inc.	(2,133)	(37,349)
Weatherford International plc*	(16,200)	(37,098)
		(111,428)
Equity Real Estate Investment Trusts (REITs) - (0.9)%
Ryman Hospitality Properties, Inc.	(477)	(36,943)
Uniti Group, Inc.	(2,295)	(37,294)
		(74,237)
Food & Staples Retailing - (0.9)%
CVS Health Corp.	(603)	(37,513)
US Foods Holding Corp.*	(1,134)	(37,161)
		(74,674)
Gas Utilities - (0.9)%
National Fuel Gas Co.	(720)	(37,044)
Southwest Gas Holdings, Inc.*	(549)	(37,129)
		(74,173)
Health Care Equipment & Supplies - (0.4)%
Align Technology, Inc.*	(144)	(36,163)

Health Care Providers & Services - (0.9)%
AmerisourceBergen Corp.	(432)	(37,243)
Cardinal Health, Inc.	(594)	(37,232)
		(74,475)
Hotels, Restaurants & Leisure - (2.6)%
Chipotle Mexican Grill, Inc.*	(117)	(37,804)
Domino's Pizza, Inc.	(162)	(37,837)
Dunkin' Brands Group, Inc.	(621)	(37,067)
MGM Resorts International	(1,062)	(37,191)
Norwegian Cruise Line Holdings Ltd.*	(702)	(37,185)
Royal Caribbean Cruises Ltd.	(315)	(37,088)
		(224,172)
Household Durables - (0.7)%
NVR, Inc.*	(9)	(25,200)
Whirlpool Corp.	(243)	(37,206)
		(62,406)
Independent Power and Renewable Electricity Producers - (1.3)%
AES Corp.	(3,285)	(37,350)
NRG Energy, Inc.	(1,215)	(37,094)
Vistra Energy Corp.*	(1,791)	(37,307)
		(111,751)
Insurance - (3.4)%
CNO Financial Group, Inc.	(1,710)	(37,056)
First American Financial Corp.	(630)	(36,968)
Lincoln National Corp.	(504)	(36,822)
Loews Corp.	(747)	(37,148)
MetLife, Inc.	(810)	(37,171)
Principal Financial Group, Inc.	(612)	(37,277)
Prudential Financial, Inc.	(360)	(37,278)
Unum Group	(783)	(37,279)
		(296,999)
Internet & Direct Marketing Retail - (1.8)%
Amazon.com, Inc.*	(27)	(39,078)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Booking Holdings, Inc.*	(18)	(37,447)
Expedia Group, Inc.	(342)	(37,761)
Netflix, Inc.*	(126)	(37,214)
		(151,500)
Internet Software & Services - (1.3)%
Alphabet, Inc., Class C*	(36)	(37,144)
j2 Global, Inc.	(468)	(36,935)
Yelp, Inc.*	(891)	(37,199)
		(111,278)
IT Services - (2.6)%
Euronet Worldwide, Inc.*	(477)	(37,645)
Gartner, Inc.*	(315)	(37,050)
Sabre Corp.	(1,737)	(37,259)
Science Applications International Corp.	(477)	(37,588)
Square, Inc., Class A*	(756)	(37,195)
WEX, Inc.*	(234)	(36,649)
		(223,386)
Leisure Products - (0.4)%
Polaris Industries, Inc.	(324)	(37,104)

Life Sciences Tools & Services - (0.9)%
Bruker Corp.	(1,242)	(37,160)
Thermo Fisher Scientific, Inc.	(180)	(37,163)
		(74,323)
Machinery - (4.7)%
Barnes Group, Inc.	(612)	(36,653)
Colfax Corp.*	(1,161)	(37,036)
Deere & Co.	(243)	(37,743)
Flowserve Corp.	(864)	(37,437)
Graco, Inc.	(810)	(37,033)
ITT, Inc.	(756)	(37,029)
Kennametal, Inc.	(918)	(36,867)
Lincoln Electric Holdings, Inc.	(414)	(37,239)
PACCAR, Inc.	(558)	(36,923)
Parker-Hannifin Corp.	(216)	(36,942)
Timken Co. (The)	(810)	(36,936)
		(407,838)
Media - (0.9)%
Discovery Communications, Inc., Class C*	(1,908)	(37,244)
Lions Gate Entertainment Corp., Class B	(1,530)	(36,843)
		(74,087)
Metals & Mining - (2.1)%
Alcoa Corp.*	(819)	(36,822)
Allegheny Technologies, Inc.*	(1,566)	(37,083)
Commercial Metals Co.	(1,818)	(37,197)
Nucor Corp.	(612)	(37,387)
United States Steel Corp.	(1,053)	(37,055)
		(185,544)
Multiline Retail - (0.4)%
Kohl's Corp.	(567)	(37,144)

Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.	(1,359)	(37,237)

Oil, Gas & Consumable Fuels - (3.0)%
Apache Corp.	(972)	(37,403)
EQT Corp.	(783)	(37,200)
Hess Corp.	(738)	(37,357)
Newfield Exploration Co.*	(1,530)	(37,363)
Parsley Energy, Inc., Class A*	(1,287)	(37,310)
PDC Energy, Inc.*	(756)	(37,067)
Whiting Petroleum Corp.*	(1,107)	(37,461)
		(261,161)
Pharmaceuticals - (1.3)%
Catalent, Inc.*	(900)	(36,954)
Mylan NV*	(909)	(37,424)
Nektar Therapeutics*	(351)	(37,297)
		(111,675)
Professional Services - (0.4)%
Dun & Bradstreet Corp. (The)	(315)	(36,855)

Real Estate Management & Development - (0.4)%
CBRE Group, Inc., Class A*	(792)	(37,398)

Road & Rail - (0.9)%
Avis Budget Group, Inc.*	(792)	(37,097)
CSX Corp.	(666)	(37,103)
		(74,200)
Semiconductors & Semiconductor Equipment - (3.8)%
Advanced Micro Devices, Inc.*	(3,708)	(37,265)
Applied Materials, Inc.	(666)	(37,036)
Entegris, Inc.	(1,053)	(36,644)
First Solar, Inc.*	(522)	(37,052)
Integrated Device Technology, Inc.*	(1,215)	(37,130)
Lam Research Corp.	(180)	(36,569)
MKS Instruments, Inc.	(315)	(36,430)
ON Semiconductor Corp.*	(1,512)	(36,984)
Teradyne, Inc.	(810)	(37,025)
		(332,135)
Software - (2.1)%
ACI Worldwide, Inc.*	(1,548)	(36,719)
Manhattan Associates, Inc.*	(882)	(36,938)
Nuance Communications, Inc.*	(2,358)	(37,138)
Paycom Software, Inc.*	(342)	(36,727)
VMware, Inc., Class A*	(306)	(37,109)
		(184,631)
Specialty Retail - (0.9)%
Advance Auto Parts, Inc.	(315)	(37,343)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Foot Locker, Inc.	(819)	(37,298)
		(74,641)
Technology Hardware, Storage & Peripherals - (1.7)%
HP, Inc.	(1,692)	(37,089)
NCR Corp.*	(1,188)	(37,446)
NetApp, Inc.	(603)	(37,199)
Seagate Technology plc	(639)	(37,394)
		(149,128)
Textiles, Apparel & Luxury Goods - (0.9)%
Hanesbrands, Inc.	(2,007)	(36,969)
Under Armour, Inc., Class C*	(2,565)	(36,808)
		(73,777)
Thrifts & Mortgage Finance - (0.4)%
Essent Group Ltd.*	(873)	(37,155)

Trading Companies & Distributors - (0.4)%
Air Lease Corp.	(873)	(37,207)

Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.*	(612)	(37,356)

TOTAL COMMON STOCKS (Proceeds $(7,426,097))		(7,422,330)

TOTAL SHORT POSITIONS (Proceeds $(7,426,097))		(7,422,330)

Total Investments - 1.8% (Cost $105,090)		157,176
Other Assets Less Liabilities - 98.2%		8,512,113
Net Assets - 100.0%		8,669,289

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $3,295,556.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2018

Notional Amount		Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/(Depreciation) ($)
USD	1,001,524	1,056,090	10/3/2019	Morgan Stanley	2.23%	Dow Jones U.S. Low Beta Total Return Index(4)	54,566
		1,056,090					54,566
USD	(1,135,915)	(1,194,312)	10/3/2019	Morgan Stanley	(1.48)%	Dow Jones U.S. High Beta Total Return Index(5)	(58,397)
		(1,194,312)					(58,397)
		(138,222)					(3,831)

(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of March 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 98.1%

COMMON STOCKS - 86.5%

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	216	22,607

Automobiles - 1.9%
Ford Motor Co.(a)	1,944	21,540
General Motors Co.	624	22,676
		44,216
Banks - 2.1%
PacWest Bancorp	482	23,874
People's United Financial, Inc.	1,296	24,183
		48,057
Beverages - 1.0%
Coca-Cola Co. (The)(a)	530	23,018

Capital Markets - 2.0%
Ares Capital Corp.(a)	1,544	24,503
BGC Partners, Inc., Class A(a)	1,600	21,520
		46,023
Consumer Finance - 1.0%
Navient Corp.	1,720	22,566

Containers & Packaging - 1.9%
International Paper Co.(a)	420	22,441
Sonoco Products Co.	470	22,795
		45,236
Distributors - 1.0%
Genuine Parts Co.	252	22,640

Diversified Consumer Services - 1.0%
H&R Block, Inc.(a)	926	23,530

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	624	22,246
CenturyLink, Inc.	1,382	22,706
Verizon Communications, Inc.	458	21,901
		66,853
Electric Utilities - 14.9%
Alliant Energy Corp.	556	22,718
American Electric Power Co., Inc.(a)	330	22,635
Duke Energy Corp.(a)	290	22,466
Entergy Corp.(a)	298	23,476
Eversource Energy	386	22,743
Exelon Corp.(a)	618	24,108
FirstEnergy Corp.(a)	666	22,651
Great Plains Energy, Inc.(a)	754	23,970
Hawaiian Electric Industries, Inc.(a)	670	23,035
OGE Energy Corp.	738	24,184
Pinnacle West Capital Corp.	284	22,663
Portland General Electric Co.	560	22,686
Southern Co. (The)	506	22,598
Westar Energy, Inc.	432	22,719
Xcel Energy, Inc.	500	22,740
		345,392
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	342	22,763

Equity Real Estate Investment Trusts (REITs) - 10.7%
Apple Hospitality REIT, Inc.	1,294	22,736
EPR Properties	408	22,603
Gaming and Leisure Properties, Inc.(a)	660	22,090
Gramercy Property Trust	1,042	22,643
Hospitality Properties Trust(a)	896	22,705
Medical Properties Trust, Inc.	1,762	22,906
Omega Healthcare Investors, Inc.	878	23,741
RLJ Lodging Trust	1,158	22,512
Senior Housing Properties Trust	1,440	22,550
Spirit Realty Capital, Inc.	2,840	22,038
VEREIT, Inc.	3,126	21,757
		248,281
Food Products - 3.9%
Archer-Daniels-Midland Co.(a)	522	22,639
Flowers Foods, Inc.(a)	1,036	22,647
General Mills, Inc.(a)	502	22,620
Kellogg Co.(a)	356	23,144
		91,050
Gas Utilities - 1.0%
National Fuel Gas Co.	440	22,638

Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.(a)	316	22,720
Six Flags Entertainment Corp.	362	22,538
		45,258
Household Durables - 1.0%
Leggett & Platt, Inc.(a)	508	22,535

Household Products - 1.9%
Kimberly-Clark Corp.(a)	202	22,246
Procter & Gamble Co. (The)	264	20,930
		43,176
Independent Power and Renewable Electricity Producers - 1.9%
AES Corp.(a)	2,004	22,786
NextEra Energy Partners LP	562	22,474
		45,260
Insurance - 2.0%
MetLife, Inc.	492	22,578
Old Republic International Corp.	1,134	24,324
		46,902
IT Services - 2.1%
International Business Machines Corp.(a)	158	24,242
Western Union Co. (The)	1,276	24,537
		48,779

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Media - 2.0%
Interpublic Group of Cos., Inc. (The)(a)	986	22,708
Omnicom Group, Inc.	332	24,126
		46,834
Mortgage Real Estate Investment Trusts (REITs) - 4.9%
Annaly Capital Management, Inc.	2,040	21,277
Blackstone Mortgage Trust, Inc., Class A(a)	756	23,754
Chimera Investment Corp.(a)	1,316	22,912
New Residential Investment Corp.	1,358	22,339
Starwood Property Trust, Inc.	1,136	23,799
		114,081
Multiline Retail - 2.0%
Macy's, Inc.	768	22,840
Target Corp.	328	22,773
		45,613
Multi-Utilities - 5.9%
CenterPoint Energy, Inc.(a)	856	23,454
Consolidated Edison, Inc.(a)	286	22,291
Dominion Energy, Inc.(a)	336	22,657
DTE Energy Co.	218	22,759
Public Service Enterprise Group, Inc.	472	23,713
WEC Energy Group, Inc.	366	22,948
		137,822
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.(a)	194	22,124
Exxon Mobil Corp.	290	21,637
Occidental Petroleum Corp.	330	21,437
ONEOK, Inc.	400	22,768
PBF Energy, Inc., Class A	682	23,120
Targa Resources Corp.	502	22,088
Valero Energy Corp.	264	24,491
		157,665
Pharmaceuticals - 2.0%
Merck & Co., Inc.	430	23,422
Pfizer, Inc.	670	23,778
		47,200
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc.	378	20,945

Specialty Retail - 1.0%
L Brands, Inc.	592	22,620

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	1,224	22,546

Tobacco - 1.9%
Altria Group, Inc.(a)	340	21,189
Philip Morris International, Inc.	230	22,862
		44,051
TOTAL COMMON STOCKS (Cost $2,053,914)		2,006,157

MASTER LIMITED PARTNERSHIPS - 11.6%

Capital Markets - 1.9%
Apollo Global Management LLC Class A	762	22,570
Oaktree Capital Group LLC	580	22,968
		45,538
Gas Utilities - 0.9%
AmeriGas Partners LP	526	21,024

Oil, Gas & Consumable Fuels - 8.8%
DCP Midstream LP(a)	668	23,460
Energy Transfer Equity LP(a)	1,594	22,651
EnLink Midstream Partners LP(a)	1,558	21,282
Enterprise Products Partners LP(a)	920	22,522
EQT Midstream Partners LP(a)	386	22,786
Magellan Midstream Partners LP(a)	390	22,757
Phillips 66 Partners LP	474	22,648
Shell Midstream Partners LP	1,078	22,692
TC PipeLines LP	654	22,687
		203,485
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $312,874)		270,047

TOTAL LONG POSITIONS (Cost $2,366,788)		2,276,204

SHORT POSITIONS - (49.4)%

COMMON STOCKS - (49.4)%

Airlines - (0.3)%
United Continental Holdings, Inc.*	(90)	(6,252)

Automobiles - (0.2)%
Tesla, Inc.*	(20)	(5,323)

Banks - (2.8)%
Comerica, Inc.	(60)	(5,756)
First Citizens BancShares, Inc., Class A	(14)	(5,785)
First Republic Bank	(62)	(5,742)
Pinnacle Financial Partners, Inc.	(92)	(5,907)
Signature Bank*	(44)	(6,246)
Sterling Bancorp	(246)	(5,547)
SVB Financial Group*	(26)	(6,240)
Texas Capital Bancshares, Inc.*	(68)	(6,113)
Western Alliance Bancorp*	(106)	(6,160)
Wintrust Financial Corp.	(66)	(5,679)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Zions Bancorp	(118)	(6,222)
		(65,397)
Beverages - (0.7)%
Brown-Forman Corp., Class B	(110)	(5,984)
Constellation Brands, Inc., Class A	(26)	(5,926)
Monster Beverage Corp.*	(96)	(5,492)
		(17,402)
Capital Markets - (3.8)%
Affiliated Managers Group, Inc.	(30)	(5,687)
Cboe Global Markets, Inc.	(48)	(5,477)
Charles Schwab Corp. (The)	(118)	(6,162)
E*TRADE Financial Corp.*	(102)	(5,652)
FactSet Research Systems, Inc.	(28)	(5,584)
Interactive Brokers Group, Inc., Class A	(84)	(5,648)
Intercontinental Exchange, Inc.	(86)	(6,237)
MarketAxess Holdings, Inc.	(26)	(5,653)
Moody's Corp.	(40)	(6,452)
Morningstar, Inc.	(60)	(5,731)
MSCI, Inc.	(38)	(5,680)
Raymond James Financial, Inc.	(68)	(6,080)
S&P Global, Inc.	(30)	(5,732)
SEI Investments Co.	(84)	(6,292)
Stifel Financial Corp.	(102)	(6,042)
		(88,109)
Consumer Finance - (1.2)%
Credit Acceptance Corp.*	(18)	(5,947)
FirstCash, Inc.	(70)	(5,687)
Green Dot Corp., Class A*	(88)	(5,646)
OneMain Holdings, Inc.*	(190)	(5,689)
SLM Corp.*	(532)	(5,964)
		(28,933)
Containers & Packaging - (0.5)%
Berry Global Group, Inc.*	(104)	(5,700)
Crown Holdings, Inc.*	(108)	(5,481)
		(11,181)
Distributors - (0.2)%
LKQ Corp.*	(148)	(5,617)

Diversified Consumer Services - (0.3)%
ServiceMaster Global Holdings, Inc.*	(118)	(6,000)

Diversified Financial Services - (0.8)%
Berkshire Hathaway, Inc., Class B*	(30)	(5,984)
Texas Pacific Land Trust	(12)	(6,065)
Voya Financial, Inc.	(122)	(6,161)
		(18,210)
Diversified Telecommunication Services - (1.5)%
Zayo Group Holdings, Inc.*	(998)	(34,109)

Electric Utilities - (3.2)%
ALLETE, Inc.	(170)	(12,283)
Edison International	(194)	(12,350)
IDACORP, Inc.	(140)	(12,358)
NextEra Energy, Inc.	(76)	(12,413)
PG&E Corp.	(282)	(12,388)
PPL Corp.	(436)	(12,334)
		(74,126)
Energy Equipment & Services - (0.8)%
Halliburton Co.	(124)	(5,821)
National Oilwell Varco, Inc.	(168)	(6,184)
Patterson-UTI Energy, Inc.	(324)	(5,673)
		(17,678)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
American Homes 4 Rent, Class A	(280)	(5,623)
Equity Commonwealth*	(200)	(6,134)
SBA Communications Corp.*	(36)	(6,153)
		(17,910)
Food & Staples Retailing - (1.0)%
Casey's General Stores, Inc.	(54)	(5,927)
Performance Food Group Co.*	(182)	(5,433)
Sprouts Farmers Market, Inc.*	(242)	(5,680)
US Foods Holding Corp.*	(190)	(6,226)
		(23,266)
Food Products - (2.0)%
Blue Buffalo Pet Products, Inc.*	(142)	(5,653)
Hain Celestial Group, Inc. (The)*	(176)	(5,644)
Ingredion, Inc.	(44)	(5,673)
Lamb Weston Holdings, Inc.	(108)	(6,288)
McCormick & Co., Inc. (Non-Voting)	(54)	(5,745)
Mondelez International, Inc., Class A	(136)	(5,675)
Post Holdings, Inc.*	(76)	(5,758)
Tyson Foods, Inc., Class A	(74)	(5,416)
		(45,852)
Gas Utilities - (3.2)%
Atmos Energy Corp.	(146)	(12,299)
New Jersey Resources Corp.	(308)	(12,351)
ONE Gas, Inc.	(188)	(12,412)
Southwest Gas Holdings, Inc.*	(182)	(12,308)
UGI Corp.	(278)	(12,349)
WGL Holdings, Inc.	(148)	(12,380)
		(74,099)
Health Care Equipment & Supplies - (0.5)%
Boston Scientific Corp.*	(206)	(5,628)
Intuitive Surgical, Inc.*	(14)	(5,780)
		(11,408)
Health Care Providers & Services - (0.2)%
Express Scripts Holding Co.*	(80)	(5,526)

Hotels, Restaurants & Leisure - (0.8)%
Caesars Entertainment Corp.*	(480)	(5,400)
Chipotle Mexican Grill, Inc.*	(20)	(6,462)
Hyatt Hotels Corp., Class A	(82)	(6,254)
		(18,116)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Household Durables - (0.5)%
Mohawk Industries, Inc.*	(22)	(5,109)
NVR, Inc.*	(2)	(5,600)
		(10,709)
Household Products - (0.5)%
Church & Dwight Co., Inc.	(120)	(6,043)
Spectrum Brands Holdings, Inc.	(54)	(5,600)
		(11,643)
Independent Power and Renewable Electricity Producers - (1.1)%
NRG Energy, Inc.	(404)	(12,334)
Vistra Energy Corp.*	(592)	(12,332)
		(24,666)
Insurance - (1.7)%
Brighthouse Financial, Inc.*	(110)	(5,654)
Brown & Brown, Inc.	(236)	(6,004)
Loews Corp.	(120)	(5,967)
Markel Corp.*	(4)	(4,681)
Primerica, Inc.	(60)	(5,796)
Selective Insurance Group, Inc.	(94)	(5,706)
Torchmark Corp.	(66)	(5,555)
		(39,363)
Internet & Direct Marketing Retail - (1.1)%
Amazon.com, Inc.*	(4)	(5,789)
Booking Holdings, Inc.*	(2)	(4,161)
Netflix, Inc.*	(20)	(5,907)
TripAdvisor, Inc.*	(138)	(5,643)
Wayfair, Inc., Class A*	(76)	(5,132)
		(26,632)
Internet Software & Services - (0.5)%
Alphabet, Inc., Class A*	(6)	(6,223)
Facebook, Inc., Class A*	(34)	(5,433)
		(11,656)
IT Services - (0.3)%
PayPal Holdings, Inc.*	(82)	(6,221)

Life Sciences Tools & Services - (0.2)%
Illumina, Inc.*	(24)	(5,674)

Media - (1.5)%
Charter Communications, Inc., Class A*	(18)	(5,602)
Discovery Communications, Inc., Class A*	(270)	(5,786)
DISH Network Corp., Class A*	(150)	(5,683)
Liberty Broadband Corp., Class A*	(72)	(6,106)
Liberty Media Corp.-Liberty Formula One, Class A*	(186)	(5,448)
Live Nation Entertainment, Inc.*	(142)	(5,984)
		(34,609)
Metals & Mining - (0.5)%
Alcoa Corp.*	(112)	(5,036)
Freeport-McMoRan, Inc.*	(320)	(5,622)
		(10,658)
Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(56)	(5,314)

Multi-Utilities - (3.7)%
Ameren Corp.	(218)	(12,345)
CMS Energy Corp.	(272)	(12,319)
MDU Resources Group, Inc.	(438)	(12,334)
NiSource, Inc.	(516)	(12,338)
SCANA Corp.	(330)	(12,391)
Sempra Energy	(112)	(12,457)
Vectren Corp.	(192)	(12,273)
		(86,457)
Oil, Gas & Consumable Fuels - (7.7)%
Anadarko Petroleum Corp.	(94)	(5,679)
Andeavor	(52)	(5,229)
Antero Resources Corp.*	(318)	(6,312)
Apache Corp.	(142)	(5,464)
Cabot Oil & Gas Corp.	(212)	(5,084)
Centennial Resource Development, Inc., Class A*	(310)	(5,689)
Cheniere Energy, Inc.*	(112)	(5,986)
Cimarex Energy Co.	(62)	(5,797)
CNX Resources Corp.*	(368)	(5,678)
Concho Resources, Inc.*	(40)	(6,013)
ConocoPhillips	(96)	(5,692)
Devon Energy Corp.	(180)	(5,722)
Diamondback Energy, Inc.*	(48)	(6,073)
Energen Corp.*	(90)	(5,657)
EOG Resources, Inc.	(56)	(5,895)
EQT Corp.	(120)	(5,701)
Hess Corp.	(112)	(5,670)
HollyFrontier Corp.	(118)	(5,766)
Kinder Morgan, Inc.	(334)	(5,030)
Marathon Oil Corp.	(358)	(5,775)
Marathon Petroleum Corp.	(78)	(5,703)
Newfield Exploration Co.*	(234)	(5,714)
Noble Energy, Inc.	(208)	(6,302)
Parsley Energy, Inc., Class A*	(206)	(5,972)
PDC Energy, Inc.*	(114)	(5,590)
Peabody Energy Corp.	(154)	(5,621)
Phillips 66	(60)	(5,755)
Pioneer Natural Resources Co.	(34)	(5,841)
Range Resources Corp.	(354)	(5,147)
RSP Permian, Inc.*	(122)	(5,719)
WPX Energy, Inc.*	(430)	(6,355)
		(177,631)
Personal Products - (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(38)	(5,689)

Professional Services - (0.2)%
Verisk Analytics, Inc.*	(54)	(5,616)

Real Estate Management & Development - (0.7)%
CBRE Group, Inc., Class A*	(120)	(5,666)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Howard Hughes Corp. (The)*	(40)	(5,565)
Jones Lang LaSalle, Inc.	(32)	(5,589)
		(16,820)
Semiconductors & Semiconductor Equipment - (0.2)%
Micron Technology, Inc.*	(110)	(5,735)

Software - (0.5)%
Adobe Systems, Inc.*	(26)	(5,618)
salesforce.com, Inc.*	(48)	(5,583)
		(11,201)
Specialty Retail - (1.2)%
AutoZone, Inc.*	(8)	(5,190)
Burlington Stores, Inc.*	(42)	(5,592)
CarMax, Inc.*	(94)	(5,822)
O'Reilly Automotive, Inc.*	(22)	(5,443)
Ulta Beauty, Inc.*	(26)	(5,311)
		(27,358)
Textiles, Apparel & Luxury Goods - (0.3)%
Skechers U.S.A., Inc., Class A*	(160)	(6,222)

Thrifts & Mortgage Finance - (0.7)%
LendingTree, Inc.*	(16)	(5,250)
MGIC Investment Corp.*	(426)	(5,538)
Radian Group, Inc.	(292)	(5,560)
		(16,348)
Water Utilities - (1.1)%
American Water Works Co., Inc.	(150)	(12,319)
Aqua America, Inc.	(362)	(12,330)
		(24,649)
TOTAL COMMON STOCKS (Proceeds $(1,135,183))		(1,145,385)

TOTAL SHORT POSITIONS (Proceeds $(1,135,183))		(1,145,385)

Total Investments - 48.7% (Cost $1,231,605)		1,130,819
Other Assets Less Liabilities - 51.3%		1,189,626
Net Assets - 100.0%		2,320,445

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $848,396.

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

March 31, 2018 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

On October 10, 2017, the Board of Trustees of the Trust authorized changing the names of the Funds, effective October 30, 2017, as follows:

Fund (Old Name)	Fund (New Name)
QuantShares U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Value Fund
QuantShares U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Size Fund
QuantShares U.S. Market Neutral Anti-Beta Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund
QuantShares Hedged Dividend Income Fund	AGFiQ Hedged Dividend Income Fund

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the ‘‘Release’’). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The compliance date for the FORM N-CEN is on June 1, 2018. The effective date for the FORM N-PORT has been extended for the Funds until April 1, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2018 for each Fund based upon the three levels defined above:

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$7,523,086	$—	$—	$7,523,086
Liabilities
Common Stocks*	$(7,511,573)	$—	$—	$(7,511,573)
Total Investments	$11,513	$—	$—	$11,513
Other Financial Instruments
Assets
Swap Agreements**	$—	$47,367	$—	$47,367
Total Other Financial Instruments	$—	$47,367	$—	$47,367

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$1,010,581	$—	$—	$1,010,581
Liabilities
Common Stocks*	$(1,044,171)	$—	$—	$(1,044,171)
Total Investments	$(33,590)	$—	$—	$(33,590)
Other Financial Instruments
Assets
Swap Agreements**	$—	$9,547	$—	$9,547
Liabilities
Swap Agreements**	$—	$(14,366)	$—	$(14,366)
Total Other Financial Instruments	$—	$(4,819)	$—	$(4,819)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Size Fund
Investments
Assets
Common Stocks*	$1,716,091	$—	$—	$1,716,091
Liabilities
Common Stocks*	$(1,693,244)	$—	$—	$(1,693,244)
Total Investments	$22,847	$—	$—	$22,847
Other Financial Instruments
Assets
Swap Agreements**	$—	$3,887	$—	$3,887
Liabilities
Swap Agreements**	$—	$(12,383)	$—	$(12,383)
Total Other Financial Instruments	$—	$(8,496)	$—	$(8,496)

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$7,579,506	$—	$—	$7,579,506
Liabilities
Common Stocks*	$(7,422,330)	$—	$—	$(7,422,330)
Total Investments	$157,176	$—	$—	$157,176
Other Financial Instruments
Assets
Swap Agreements**	$—	$54,566	$—	$54,566
Liabilities
Swap Agreements**	$—	$(58,397)	$—	$(58,397)
Total Other Financial Instruments	$—	$(3,831)	$—	$(3,831)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$2,276,204	$—	$—	$2,276,204
Liabilities
Common Stocks*	$(1,145,385)	$—	$—	$(1,145,385)
Total Investments	$1,130,819	$—	$—	$1,130,819

*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

At March 31, 2018, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of March 31, 2018, based on levels assigned to securities as of June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended March 31, 2018:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$686,382	$(730,200)
AGFiQ U.S. Market Neutral Value Fund	221,519	(208,144)
AGFiQ U.S. Market Neutral Size Fund	219,838	(227,021)
AGFiQ U.S. Market Neutral Anti-Beta Fund	1,069,378	(1,207,423)

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the AGFiQ U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Value Risk:  For the AGFiQ U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Size Risk:  For the AGFiQ U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk: For the AGFiQ U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities where there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the AGFiQ Hedged Dividend Income Fund, high dividend investing entails a risk that a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

BDC Risk: BDCs generally invest in and provide services to privately held and thinly-traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its NAV by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: During a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: Master Limited Partnerships (‘‘MLPs’’) are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are ‘‘qualified publicly traded partnerships’’ for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, the Funds will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Single Factor Risk: Each Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment a Fund is not a complete investment program.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2018

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2018